UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857
CMG Fund Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	7/31/05

Date of reporting period:	10/31/04

Item 1. Schedule of Investments.

CMG CORE BOND FUND

A Portfolio of CMG Fund Trust

SCHEDULE OF INVESTMENTS

October 31, 2004 (Unaudited)

	Principal Amount	Value*
U.S. Government & Agency Securities (47.1%)
U.S. Treasury Notes & Bonds (10.2%)
U.S. Treasury Bonds
6.250% 08/15/2023	$750,000	$885,937
7.250% 05/15/2016	675,000	856,301
U.S. Treasury Inflation Index Bonds
3.625% 01/15/2008	826,941	912,155
U.S. Treasury Notes
3.500% 11/15/2006	1,440,000	1,466,493
		4,120,886

U.S. Agency Bonds (0.1%)
Federal Home Loan Bank
2.125% 12/15/2004 (a)	50,000	50,003

Government National Mortgage Association (GNMA) (0.2%)
7.000% 01/15/2032 - 03/15/2032	85,988	91,802

Federal Home Loan Mortgage Corp. (FHLMC) (20.5%)
3.500% 10/01/2018	345,023	328,951
4.500% 02/01/2019 - 03/01/2019	4,769,475	4,791,762
5.000% 01/01/2019 - 05/01/2034	2,250,276	2,275,719
5.500% 11/01/2017 - 09/01/2034	646,102	663,720
6.000% 05/01/2017	226,031	237,333
		8,297,485

Federal National Mortgage Association (FNMA) (0.8%)
To be announced
4.000% 11/18/2019 (b)	307,000	301,340

Agency Collateralized Mortgage Obligations (15.3%)
FHLMC GNMA Gtd. Multiclass Mtg. Partn. Ctfs.
Series 1602 Cl. PJ
6.500% 10/15/2023	100,000	107,892
Series 2113 Cl. MU
6.500% 08/15/2027	10,155	10,157
Series 2687 Cl. MQ
4.500% 10/15/2018	220,000	224,985
Series 2689 Cl. PC
4.000% 09/15/2015	360,000	358,977
Series 2695 Cl. AT
4.000% 10/15/2026	925,000	936,071
Series 2695 Cl. BO
4.500% 08/15/2028	1,030,000	1,036,321
Series 2695 Cl. DG
4.000% 10/15/2018	600,000	561,276

Series 2700 Cl. PD
4.500% 02/15/2027	900,000	911,320
FNMA Gtd. Remic Pass Thru Ctfs.
Remic Tr. 2001-34 Cl. AE
6.000% 07/25/2029	16,648	16,644
Remic Tr. 2001-56 Cl. KD
6.500% 08/15/2030	22,632	22,760
Remic Tr. 2002-8 Cl. PD
6.500% 07/25/2030	58,921	59,789
Remic Tr. 2003-87 Cl. TG
4.500% 11/25/2014	900,000	912,825
GNMA Gtd. Remic Pass Thru Secs.
Remic Tr. 2003-97 Cl. NC
4.500% 04/16/2028	1,000,000	1,016,083
		6,175,100

Total U.S. Government & Agency Securities
(Cost of $18,393,310)		19,036,616

Corporate Notes & Bonds (32.3%)
Financials (11.9%)
Allstate Financial Global Funding II
2.625% 10/22/2006 (c)	150,000	149,049
American Express Credit Corp.
3.000% 05/16/2008	275,000	271,098
American General Finance
5.375% 09/01/2009	50,000	52,826
American International Group, Inc.
2.875% 05/15/2008	325,000	317,961
Bear Stearns Co., Inc.
6.500% 05/01/2006	200,000	210,732
Capital One Bank
4.875% 05/15/2008	100,000	103,795
CIT Group, Inc.
4.125% 02/21/2006	150,000	152,672
Citigroup, Inc.
5.000% 09/15/2014 (c)	430,000	433,874
Countrywide Home Loans
2.875% 02/15/2007	225,000	223,160
Genworth Financial, Inc.
4.750% 06/15/2009	200,000	207,264
Goldman Sachs Capital 1
6.345% 02/15/2034	150,000	153,397
Health Care Property Investors, Inc.
6.875% 06/08/2005	125,000	127,799

Household Finance Corp.
6.400% 06/17/2008	230,000	251,740
JPMorgan Chase & Co.
5.750% 01/02/2013	250,000	267,730
Lehman Brothers Holdings
4.000% 01/22/2008	225,000	229,165
Merrill Lynch & Co.
4.125% 01/15/2009	150,000	152,119
Morgan Stanley & Co.
4.750% 04/01/2014	175,000	171,700
SLM Corp.
5.125% 08/27/2012	200,000	205,058
U.S. Bank N.A.
6.375% 08/01/2011	375,000	420,499
Wachovia Corp.
4.875% 02/15/2014	325,000	326,710
Washington Mutual, Inc.
5.625% 01/15/2007	125,000	131,632
Wells Fargo Financial, Inc.
5.900% 05/21/2006	225,000	236,036
		4,796,016

Industrial (18.9%)
Alcan, Inc.
7.250% 03/15/2031	125,000	150,361
American Home Products Corp.
6.700% 03/15/2011	115,000	128,296
Anheuser-Busch Companies, Inc.
5.750% 04/01/2010	50,000	54,234
Anthem, Inc.
6.800% 08/01/2012	100,000	112,916
AT&T Wireless Services, Inc.
8.750% 03/01/2031	125,000	167,389
Boeing Co.
6.125% 02/15/2033	175,000	186,499
Canadian National Railway Co.
7.195% 01/02/2016	74,295	88,591
Caterpillar Financial Services Corp.
2.500% 10/03/2006	250,000	248,078
Coca-Cola Enterprises, Inc.
6.950% 11/15/2026	125,000	146,455
Cox Enterprises, Inc.
8.000% 02/15/2007 (c)	130,000	141,292
DaimlerChrysler N.A. Holding Corp.
8.500% 01/18/2031	140,000	171,996
Deluxe Corp.
3.500% 10/01/2007 (c)	125,000	124,865
Deutsche Telekom International Finance BV
8.500% 06/15/2010	150,000	180,517
Devon Financing Corp.
7.950% 04/15/2032	100,000	127,277

Diageo Capital PLC
3.375% 03/20/2008	250,000	249,662
Ford Motor Credit Co.
7.375% 10/28/2009	385,000	417,636
General Electric Co.
5.000% 02/01/2013	350,000	362,085
General Mills, Inc.
2.625% 10/24/2006	200,000	198,162
General Motors Acceptance Corp.
7.750% 01/19/2010	250,000	272,535
International Business Machines Corp.
5.875% 11/29/2032	250,000	263,470
International Paper Co.
4.250% 01/15/2009	175,000	176,621
John Deere Capital
3.900% 01/15/2008	225,000	228,454
Jones Intercable, Inc.
7.625% 04/15/2008	175,000	195,144
Kroger Co.
6.200% 06/15/2012	160,000	174,746
Lockheed Martin Corp.
8.500% 12/01/2029	85,000	113,655
Lowe’s Companies, Inc.
6.500% 03/15/2029	175,000	197,661
Marathon Oil Corp.
6.800% 03/15/2032	125,000	140,617
Newell Rubbermaid, Inc.
4.000% 05/01/2010	210,000	205,264
Occidental Petroleum Corp.
4.250% 03/15/2010	225,000	226,953
Pepsi Americas, Inc.
3.875% 09/12/2007	250,000	253,620
Safeway, Inc.
4.950% 08/16/2010	170,000	174,075
Sprint Capital Corp.
6.875% 11/15/2028	100,000	107,381
Time Warner, Inc.
6.625% 05/15/2029	200,000	209,966
Union Pacific Corp.
3.875% 02/15/2009	135,000	135,009
United Technologies Corp.
7.125% 11/15/2010	100,000	116,349
UnitedHealth Group, Inc.
3.375% 08/15/2007	225,000	224,379
Verizon Global
7.250% 12/01/2010	275,000	320,149
Vodafone Group PLC
7.750% 02/15/2010	200,000	235,410
Wal-Mart Stores, Inc.
4.125% 02/15/2011	250,000	251,735
Waste Management, Inc.
7.375% 08/01/2010	150,000	173,377
		7,652,881

Utilities (1.5%)
CenterPoint Energy Houston
5.750% 01/15/2014	150,000	160,220
Exelon Generation Co. LLC
6.950% 06/15/2011	150,000	170,056
Kinder Morgan Energy Partners LP
6.750% 03/15/2011	175,000	196,441
Sempra Energy
4.750% 05/15/2009	100,000	103,197
		629,914
Total Corporate Notes & Bonds
(Cost of $13,116,446)		13,078,811

International Notes & Bonds (2.1%)
Quebec Province
6.500% 01/17/2006	275,000	288,214
Republic of Italy
2.500% 03/31/2006	300,000	299,934
United Mexican States
7.500% 04/04/2033	230,000	245,180
		833,328
Total International Notes & Bonds
(Cost of $817,877)		833,328

Other Securitized Loans (13.7%)
Asset-Backed Securities (4.9%)
ABFS Mortgage Loan Trust
Series 2002-4 Cl. A
4.428% 12/15/2033	609,193	595,711
Honda Auto Receivables Owner Trust
Series 2000-3 Cl. A3
3.000% 05/18/2006	160,426	160,747
IMC Home Equity Loan Trust
Series 1997-3 Cl. A6
7.520% 08/20/2028	34,617	34,655
Series 1997-5 Cl. A9
7.310% 11/20/2028	67,553	67,681
New Century Home Equity Loan Trust
Series 1999-NCA Cl. A7
7.320% 07/25/2029	18,133	18,820
Series 2003-5 Cl. AI2
2.940% 11/25/2033	1,020,000	1,013,829
Wilshire Mortgage Loan Trust
Series 1997-2 Cl. A5
7.255% 05/25/2028	80,004	79,987
		1,971,430

Collateralized Mortgage Obligations (8.6%)
Bear Stearns Asset Backed Securities, Inc.
Series 2003-AC7 Cl. A1
5.000% 01/25/2034	517,585	527,699

Countrywide Alternative Loan Trust
Series 2004-2CB Cl. 1A4
2.332% 03/25/2034	259,312	259,120
Countrywide Home Loans
Series 2003-49 Cl. A9
4.623% 12/19/2033 (d)	312,566	309,668
First Nationwide Trust
Series 2000-1 Cl. IIA3
8.000% 10/25/2030	11,633	11,615
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2 Cl. A4
5.000% 10/25/2033	680,000	667,808
IMPAC Secured Assets Corp.
Series 2002-3 Cl. A3
6.360% 08/25/2032	126,806	127,402
Residential Funding Mortgage Securities I, Inc.,
Mtg. Pass Thru Secs.
Series 2003-S14 Cl. A5
2.332% 07/25/2018 (d)	454,856	453,310
Structured Asset Securities Corp.
Series 2003-21 Cl. 1A3
5.500% 07/25/2033	1,110,212	1,125,872
		3,482,494

Commercial Mortgage-Backed Securities (0.2%)
NationsLink Funding Corp.
Series 1999-Sl Cl. A5
6.888% 05/10/2007	90,000	98,101

Total Other Securitized Loans
(Cost of $5,518,789)		5,552,025

Short-Term Obligation (0.9%)
U.S. Treasury Bill
1.442% 11/04/2004 (e)	375,000	374,953

Total Short-Terms Obligations
(Cost of $374,953)		374,953

Total Investments (96.1%)
(Cost of $38,221,375)(f)(g)		38,875,733

Other Assets & Liabilities, Net (3.9)%		1,562,849

Net Assets (100.0%)		$40,438,582

At October 31, 2004, the fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Net Unrealized Depreciation
2 Year U.S. Treasury Note	$3,388,250	$3,382,000	Dec-2004	$(6,250)

Notes to Schedule of Investments:

*   Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

(b)         This security has been purchased on a delayed delivery basis.

(c)          Securities exempt from registration pursuant to Rule 144A under the of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the value of these securities amounted to $849,080, which represents 2.1% of net assets.

(d)         Variable rate security.  The interest rate shown reflects the rate as of October 31, 2004.

(e)          The rate shown represents the annualized yield at the time of purchase.

(f)            Cost for federal income tax purposes is $38,300,567.

(g)         Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$666,088	$90,922	$575,166

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks – 99.2%

CONSUMER DISCRETIONARY – 10.5%

Automobiles – 0.5%
	Ford Motor Co.	35,700	465,171
	Automobiles Total		465,171
Hotels, Restaurants & Leisure – 1.4%
	Carnival Corp.	10,200	515,712
	McDonald’s Corp.	28,000	816,200
	Starwood Hotels & Resorts Worldwide, Inc.	2,500	119,325
	Hotels, Restaurants & Leisure Total		1,451,237
Household Durables – 0.5%
	Snap-On, Inc.	100	2,938
	Stanley Works	12,200	543,144
	Household Durables Total		546,082
Internet & Catalog Retail – 0.4%
	Amazon.com, Inc. (a)	8,400	286,692
	eBay, Inc. (a)	1,100	107,371
	Internet & Catalog Retail Total		394,063
Leisure Equipment & Products – 0.3%
	Eastman Kodak Co.	4,300	130,204
	Hasbro, Inc.	6,100	107,909
	Mattel, Inc.	5,700	99,807
	Leisure Equipment & Products Total		337,920
Media – 3.7%
	Clear Channel Communications, Inc.	3,300	110,220
	Comcast Corp., Class A (a)	31,300	923,350
	Liberty Media Corp., Class A (a)	11,700	104,364
	McGraw-Hill Companies, Inc.	7,000	603,750
	Time Warner Inc. (a)	72,800	1,211,392
	UnitedGlobalCom, Inc., Class A (a)	67,100	501,908
	Viacom Inc., Class B	8,500	310,165
	Walt Disney Co.	4,500	113,490
	Media Total		3,878,639
Multiline Retail – 0.4%
	Dillard’s, Inc., Class A	100	2,049
	J.C. Penney Co., Inc.	100	3,459
	May Department Stores Co.	4,100	106,846
	Sears, Roebuck and Co.	8,400	294,000
	Multiline Retail Total		406,354
Specialty Retail – 2.6%
	Abercrombie & Fitch Co., Class A	6,100	238,998

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Specialty Retail – (continued)
	Barnes & Noble, Inc. (a)	14,800	492,396
	Best Buy Co., Inc.	2,900	171,738
	Circuit City Stores, Inc.	100	1,625
	Gap, Inc.	5,300	105,894
	Home Depot, Inc.	34,100	1,400,828
	Limited Brands, Inc.	100	2,478
	Lowe’s Companies, Inc.	2,500	140,700
	RadioShack Corp.	3,600	107,748
	Toys ‘‘R’’ Us, Inc. (a)	100	1,801
	Specialty Retail Total		2,664,206
Textiles, Apparel & Luxury Goods – 0.7%
	NIKE, Inc., Class B	8,900	723,659
	V.F. Corp.	100	5,383
	Textiles, Apparel & Luxury Goods Total		729,042
	CONSUMER DISCRETIONARY TOTAL		10,872,714
CONSUMER STAPLES – 10.7%

Beverages – 2.1%
	Adolph Coors Co., Class B	1,500	100,050
	Anheuser-Busch Companies, Inc.	3,700	184,815
	Coca-Cola Co.	36,700	1,492,222
	PepsiCo, Inc.	7,400	366,892
	Beverages Total		2,143,979
Food & Staples Retailing – 3.6%
	Albertson’s, Inc.	4,800	109,488
	Costco Wholesale Corp.	16,000	767,040
	SUPERVALU, Inc.	4,100	120,909
	Wal-Mart Stores, Inc.	50,900	2,744,528
	Food & Staples Retailing Total		3,741,965
Food Products – 1.2%
	H.J. Heinz Co.	16,400	596,140
	Hershey Foods Corp.	2,300	116,587
	Kellogg Co.	2,400	103,200
	Tyson Foods, Inc., Class A	26,700	387,150
	Food Products Total		1,203,077
Household Products – 1.5%
	Clorox Co.	1,900	103,740
	Colgate-Palmolive Co.	2,700	120,474
	Procter & Gamble Co.	26,100	1,335,798
	Household Products Total		1,560,012

2

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Personal Products – 1.3%
	Estee Lauder Companies, Inc., Class A	10,300	442,385
	Gillette Co.	22,300	925,004
	Personal Products Total		1,367,389
Tobacco – 1.0%
	Altria Group, Inc.	9,800	474,908
	UST, Inc.	14,500	596,820
	Tobacco Total		1,071,728
	CONSUMER STAPLES TOTAL		11,088,150
ENERGY – 7.2%

Energy Equipment & Services – 0.7%
	Baker Hughes, Inc.	3,100	132,773
	Halliburton Co.	4,500	166,680
	Schlumberger Ltd.	5,600	352,464
	Transocean, Inc. (a)	4,000	141,000
	Energy Equipment & Services Total		792,917
Oil & Gas – 6.5%
	Amerada Hess Corp.	3,500	282,485
	Anadarko Petroleum Corp.	100	6,745
	Apache Corp.	2,200	111,540
	ChevronTexaco Corp.	30,200	1,602,412
	ConocoPhillips	7,400	623,894
	Devon Energy Corp.	100	7,397
	Exxon Mobil Corp.	74,100	3,647,202
	Kerr-McGee Corp.	1,700	100,674
	Marathon Oil Corp.	4,200	160,062
	Occidental Petroleum Corp.	1,700	94,911
	Valero Energy Corp.	2,400	103,128
	Williams Companies, Inc.	100	1,251
	Oil & Gas Total		6,741,701
	ENERGY TOTAL		7,534,618
FINANCIALS – 19.2%

Capital Markets – 3.4%
	Bank of New York Co. Inc./The	13,200	428,472
	Federated Investors, Inc., Class B	17,700	513,123
	Franklin Resources, Inc.	7,400	448,588
	Goldman Sachs Group Inc.	10,200	1,003,476
	Janus Capital Group, Inc.	9,300	141,825
	Mellon Financial Corp.	3,700	106,930
	Morgan Stanley	2,100	107,289
	Northern Trust Corp.	12,100	514,734

3

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Capital Markets – (continued)
	State Street Corp.	6,800	306,340
	Capital Markets Total		3,570,777
Commercial Banks – 4.6%
	BB&T Corp.	2,500	102,775
	Comerica, Inc.	1,600	98,416
	Commerce Bancorp, Inc.	8,200	485,768
	M&T Bank Corp.	1,200	123,600
	National City Corp.	19,700	767,709
	North Fork Bancorporation, Inc.	2,700	119,070
	PNC Financial Services Group, Inc.	1,900	99,370
	SunTrust Banks, Inc.	2,400	168,912
	U.S. Bancorp	24,000	686,640
	UnionBanCal Corp.	8,500	516,375
	Wachovia Corp.	23,400	1,151,514
	Wells Fargo & Co.	8,200	489,704
	Commercial Banks Total		4,809,853
Consumer Finance – 0.6%
	American Express Co.	2,700	143,289
	AmeriCredit Corp. (a)	5,000	97,000
	Capital One Financial Corp.	1,400	103,264
	MBNA Corp.	9,800	251,174
	Consumer Finance Total		594,727
Diversified Financials – 3.5%
	Citigroup Inc.	39,300	1,743,741
	JP Morgan Chase & Co.	47,936	1,850,330
	Diversified Financials Total		3,594,071
Insurance – 5.4%
	ACE Ltd.	2,400	91,344
	Ambac Financial Group, Inc.	1,300	101,478
	American International Group, Inc.	18,400	1,117,064
	Aon Corp.	4,500	91,845
	Arthur J. Gallagher & Co.	3,300	92,730
	Chubb Corp.	9,200	663,596
	First American Corp.	14,700	458,493
	Hartford Financial Services Group, Inc.	11,000	643,280
	Lincoln National Corp.	4,400	192,720
	MetLife, Inc.	20,700	793,845
	Prudential Financial, Inc.	16,000	743,520
	SAFECO Corp.	12,500	578,000

4

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)
	UnumProvident Corp.	100	1,366
	XL Capital Ltd., Class A	100	7,250
	Insurance Total		5,576,531
Real Estate – 0.6%
	Apartment Investment & Management Co., Class A, REIT	15,400	565,026
	Equity Residential, REIT	3,300	110,055
	Real Estate Total		675,081
Thrifts & Mortgage Finance – 1.1%
	Countrywide Financial Corp.	3,600	114,948
	Fannie Mae	2,000	140,300
	Freddie Mac	14,000	932,400
	Thrifts & Mortgage Finance Total		1,187,648
	FINANCIALS TOTAL		20,008,688
HEALTH CARE – 13.1%

Biotechnology – 0.8%
	Amgen, Inc. (a)	12,600	715,680
	Applera Corp. - Applied Biosystems Group	100	1,908
	Genentech, Inc. (a)	2,400	109,272
	Biotechnology Total		826,860
Health Care Equipment & Supplies – 1.5%
	Becton, Dickinson & Co.	6,800	357,000
	Medtronic, Inc.	21,800	1,114,198
	PerkinElmer, Inc.	5,700	117,078
	Health Care Equipment & Supplies Total		1,588,276
Health Care Providers & Services – 3.0%
	AmerisourceBergen Corp.	5,800	319,232
	Andrx Corp. (a)	5,500	119,020
	Caremark Rx, Inc. (a)	3,500	104,895
	CIGNA Corp.	5,900	374,414
	HCA, Inc.	100	3,673
	Humana, Inc. (a)	5,200	99,580
	IMS Health, Inc.	21,000	444,780
	McKesson Corp.	100	2,666
	Medco Health Solutions, Inc. (a)	18,710	634,456
	UnitedHealth Group, Inc.	13,600	984,640
	Health Care Providers & Services Total		3,087,356
Pharmaceuticals – 7.8%
	Abbott Laboratories	21,700	925,071
	Bristol-Myers Squibb Co.	40,900	958,287

5

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)
	Eli Lilly & Co.	4,300	236,113
	Johnson & Johnson	38,400	2,241,792
	Merck & Co., Inc.	21,900	685,689
	Pfizer, Inc.	91,400	2,646,030
	Wyeth	11,000	436,150
	Pharmaceuticals Total		8,129,132
	HEALTH CARE TOTAL		13,631,624
INDUSTRIALS – 12.1%

Aerospace & Defense – 2.3%
	Boeing Co.	17,600	878,240
	General Dynamics Corp.	3,500	357,420
	Raytheon Co.	7,000	255,360
	United Technologies Corp.	10,400	965,328
	Aerospace & Defense Total		2,456,348
Air Freight & Logistics – 1.4%
	FedEx Corp.	1,200	109,344
	United Parcel Service, Inc., Class B	17,600	1,393,568
	Air Freight & Logistics Total		1,502,912
Building Products – 0.1%
	Masco Corp.	3,600	123,336
	Building Products Total		123,336
Commercial Services & Supplies – 1.2%
	Allied Waste Industries, Inc. (a)	14,700	119,952
	Cendant Corp.	24,500	504,455
	Equifax, Inc.	3,900	101,985
	H&R Block, Inc.	10,900	518,295
	Commercial Services & Supplies Total		1,244,687
Industrial Conglomerates – 5.5%
	3M Co.	13,300	1,031,681
	General Electric Co.	96,100	3,278,932
	Textron, Inc.	4,200	286,230
	Tyco International Ltd.	35,200	1,096,480
	Industrial Conglomerates Total		5,693,323
Machinery – 0.8%
	AGCO Corp. (a)	4,700	91,274
	Cummins, Inc.	100	7,008
	Eaton Corp.	7,200	460,440
	Parker Hannifin Corp.	3,300	233,079
	Machinery Total		791,801

6

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Road & Rail – 0.7%
	Burlington Northern Santa Fe Corp.	3,200	133,792
	Union Pacific Corp.	9,300	585,621
	Road & Rail Total		719,413
Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	1,600	93,744
	Trading Companies & Distributors Total		93,744
	INDUSTRIALS TOTAL		12,625,564
INFORMATION TECHNOLOGY – 16.7%

Communications Equipment – 2.7%
	Avaya, Inc. (a)	42,300	609,120
	Cisco Systems, Inc. (a)	47,600	914,396
	Motorola, Inc.	9,500	163,970
	Polycom, Inc. (a)	5,500	113,575
	QUALCOMM, Inc.	24,400	1,020,164
	Communications Equipment Total		2,821,225
Computers & Peripherals – 4.3%
	Apple Computer, Inc. (a)	3,700	194,361
	Dell, Inc. (a)	10,400	364,624
	EMC Corp.	14,300	184,041
	Hewlett-Packard Co.	44,800	835,968
	International Business Machines Corp.	22,400	2,010,400
	Lexmark International, Inc., Class A (a)	5,900	490,349
	Storage Technology Corp. (a)	15,800	426,916
	Computers & Peripherals Total		4,506,659
Electronic Equipment & Instruments – 0.2%
	Jabil Circuit, Inc. (a)	4,700	114,257
	Symbol Technologies, Inc.	8,000	117,520
	Electronic Equipment & Instruments Total		231,777
Internet Software & Services – 0.5%
	VeriSign, Inc. (a)	11,400	305,862
	Yahoo! Inc. (a)	6,100	220,759
	Internet Software & Services Total		526,621
IT Services – 1.3%
	Affiliated Computer Services, Inc., Class A (a)	1,900	103,645
	Automatic Data Processing, Inc.	5,800	251,662
	Certegy, Inc.	2,800	98,980
	Computer Sciences Corp. (a)	12,300	610,941
	Convergys Corp. (a)	16,500	214,665
	Electronic Data Systems Corp.	100	2,127
	Sabre Holdings Corp., Class A	100	2,151

7

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – (continued)
	Total System Services, Inc.	4,100	96,760
	IT Services Total		1,380,931
Office Electronics – 0.1%
	Xerox Corp. (a)	7,700	113,729
	Office Electronics Total		113,729
Semiconductors & Semiconductor Equipment – 3.4%
	Altera Corp. (a)	5,200	118,196
	Intel Corp.	77,000	1,714,020
	Linear Technology Corp.	16,000	606,080
	Maxim Integrated Products, Inc.	4,500	197,955
	Texas Instruments, Inc.	34,100	833,745
	Semiconductors & Semiconductor Equipment Total		3,469,996
Software – 4.2%
	Adobe Systems, Inc.	8,800	493,064
	Autodesk, Inc.	2,100	110,775
	Computer Associates International, Inc.	100	2,771
	Fair Isaac Corp.	3,500	105,700
	Microsoft Corp.	111,200	3,112,488
	Oracle Corp. (a)	30,200	382,332
	VERITAS Software Corp. (a)	6,100	133,468
	Software Total		4,340,598
	INFORMATION TECHNOLOGY TOTAL		17,391,536
MATERIALS – 2.6%

Chemicals – 0.9%
	Dow Chemical Co.	2,500	112,350
	Monsanto Co.	16,100	688,275
	Rohm and Haas Co.	2,500	105,975
	Chemicals Total		906,600
Containers & Packaging – 0.4%
	Temple-Inland, Inc.	7,900	467,048
	Containers & Packaging Total		467,048
Metals & Mining – 0.5%
	Phelps Dodge Corp.	6,200	542,748
	Metals & Mining Total		542,748
Paper & Forest Products – 0.8%
	Georgia-Pacific Corp.	11,800	408,162
	Louisiana-Pacific Corp.	4,300	105,393
	MeadWestvaco Corp.	100	3,153

8

		Shares	Value ($)*
Common Stocks – (continued)

MATERIALS – (continued)

Paper & Forest Products – (continued)
	Weyerhaeuser Co.	4,900	306,936
	Paper & Forest Products Total		823,644
	MATERIALS TOTAL		2,740,040
TELECOMMUNICATION SERVICES – 3.8%

Diversified Telecommunication Services – 3.3%
	ALLTEL Corp.	4,400	241,692
	BellSouth Corp.	35,900	957,453
	CenturyTel, Inc.	3,300	105,897
	SBC Communications, Inc.	51,600	1,303,416
	Verizon Communications, Inc.	20,100	785,910
	Diversified Telecommunication Services Total		3,394,368
Wireless Telecommunication Services – 0.5%
	Nextel Communications, Inc., Class A (a)	21,800	577,482
	Wireless Telecommunication Services Total		577,482
	TELECOMMUNICATION SERVICES TOTAL		3,971,850
UTILITIES – 3.3%

Electric Utilities – 2.5%
	American Electric Power Co., Inc.	16,100	530,173
	Exelon Corp.	9,500	376,390
	PG&E Corp. (a)	10,100	323,604
	TECO Energy, Inc.	36,100	505,400
	TXU Corp.	13,500	826,470
	Electric Utilities Total		2,562,037
Gas Utilities – 0.1%
	KeySpan Corp.	100	3,995
	Nicor, Inc.	2,800	105,056
	Gas Utilities Total		109,051
Multi-Utilities & Unregulated Power – 0.7%
	Duke Energy Corp.	30,900	757,977
	Multi-Utilities & Unregulated Power Total		757,977
	UTILITIES TOTAL		3,429,065
	Total Common Stocks (cost of $97,562,987)		103,293,849
Investment Management Company – 0.6%
	SPDR Trust Series 1	5,100	577,320
	Total Investment Management Company(cost of $563,842)

9

		Par ($)	Value ($)*
Short-Term Obligation – 0.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 08/15/29, market value of $154,576 (repurchase proceeds $148,022)	148,000	148,000

	Total Short-Term Obligation (cost of $148,000)		148,000
	Total Investments – 99.9% (cost of $98,274,829)(b)(c)		104,019,169
	Other Assets & Liabilities, Net – 0.1%		119,799
	Net Assets – 100.0%		104,138,968

Notes to Investment Portfolio:

*              Security Valuation
Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purposes is $98,274,829.

(c)           Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$8,738,812	$(2,994,472)	$5,744,340

Acronym	Name

REIT	Real Estate Investment Trust

10

CMG High Yield Fund

A Portfolio of CMG Fund Trust

Schedule Of Investments

October 31, 2004 (Unaudited)

	Principal Amount	Value*
Corporate Notes & Bonds (92.7%)
Basic Materials (5.6%)i
Chemicals (4.1%)
Chemicals-Diversified (0.5%)
Equistar Chemical LP
Senior Notes
10.125% 09/01/2008	$1,100,000	$1,259,500
10.625% 05/01/2011	675,000	777,937
		2,037,437
Chemicals-Specialty (2.4%)
Acetex Corp.
Senior Notes
10.875% 08/01/2009	1,020,000	1,116,900
Ethyl Corp.
Senior Notes
8.875% 05/01/2010	1,750,000	1,890,000
MacDermid, Inc.
Senior Subordinated Notes
9.125% 07/15/2011	2,960,000	3,300,400
Nalco Co.
Senior Notes
7.750% 11/15/2011	2,340,000	2,503,800
		8,811,100

Industrial Gases (1.2%)
Airgas, Inc.
Senior Subordinated Notes
9.125% 10/01/2011	3,970,000	4,466,250

Forest Products & Paper (1.0%)
Paper Related Products (1.0%)
Boise Cascade LLC
Senior Subordinated Notes
7.125% 10/15/2014 (a)	3,690,000	3,874,500

Iron & Steel (0.5%)
Steel-Producers (0.5%)
Russel Metals, Inc.
Senior Notes
6.375% 03/01/2014	2,035,000	2,035,000

Communication (14.1%)
Advertising (2.0%)
Advertising Sales (2.0%)
Lamar Media Corp.
Senior Subordinated Notes
7.250% 01/01/2013	7,010,000	7,623,375

Media (8.6%)
Cable TV (5.9%)
DirecTV Holdings
Senior Notes
8.375% 03/15/2013	6,190,000	7,079,813
Echostar DBS
Senior Notes
5.750% 10/01/2008	5,080,000	5,181,600
6.625% 10/01/2014 (a)	2,395,000	2,448,887
Rogers Cable, Inc.
Notes
6.250% 06/15/2013	4,000,000	3,954,360
7.875% 05/01/2012	3,220,000	3,502,619
		22,167,279

Multimedia (0.2%)
Emmis Operating Co.
Senior Subordinated Notes
6.875% 05/15/2012	780,000	817,050

Publishing Periodicals (2.0%)
Dex Media East LLC
Senior Subordinated Notes
12.125% 11/15/2012	1,865,000	2,317,262
R.H. Donnelley Financial Corp.
Senior Notes
8.875% 12/15/2010 (a)	45,000	51,075
R.H. Donnelley Financial Corp.
Senior Subordinated Notes
10.875% 12/15/2012 (a)	4,360,000	5,319,200
		7,687,537

Television (1.9%)
LIN Television Corp.
Senior Subordinated Notes
6.500% 05/15/2013	3,600,000	3,708,000
Sinclair Broadcast Group, Inc.
Senior Subordinated Notes
8.000% 03/15/2012	695,000	731,487
8.750% 12/15/2011	2,610,000	2,831,850
		7,271,337

Telecommunications (2.1%)
Cellular Telecom (2.1%)
Nextel Communications, Inc.
Senior Notes
5.950% 03/15/2014	600,000	612,000
6.875% 10/31/2013	700,000	762,125
Nextel Communications, Inc.
Serial Redeemable Note
7.375% 08/01/2015	5,750,000	6,396,875
		7,771,000

Consumer, Cyclical (21.2%)
Entertainment (2.7%)
Music (0.5%)
Warner Music Group
Senior Subordinated Notes
7.375% 04/15/2014 (a)	1,940,000	1,993,350

Racetracks (1.0%)
Speedway Motorsports, Inc.
Senior Subordinated Notes
6.750% 06/01/2013	3,580,000	3,759,000

Theaters (1.2%)
Cinemark USA, Inc.
Senior Subordinated Notes
9.000% 02/01/2013	4,025,000	4,538,188

Homebuilders (3.3%)
Building Residential/Commercial (3.3%)
KB Home
Senior Subordinated Notes

7.750% 02/01/2010	260,000	281,450
8.625% 12/15/2008	5,250,000	5,932,500
Toll Corp.
Senior Subordinated Notes
8.250% 02/01/2011	150,000	162,750
8.250% 12/01/2011	5,485,000	6,074,637
		12,451,337
Leisure Time (2.7%)
Cruise Lines(2.1%)
Royal Caribbean Cruises Ltd.
Senior Notes
6.750% 03/15/2008	1,185,000	1,272,394
6.875% 12/01/2013	1,500,000	1,638,750
8.000% 05/15/2010	610,000	695,400
8.750% 02/02/2011	3,585,000	4,266,150
		7,872,694
Leisure & Recreational Products (0.6%)
K2, Inc.
Senior Notes
7.375% 07/01/2014 (a)	1,910,000	2,080,754

Lodging (8.2%)
Casino Hotel (7.0%)
Kerzner International
Senior Subordinated Notes
8.875% 08/15/2011	2,360,000	2,590,100
MGM MIRAGE, Inc.
Senior Notes
6.000% 10/01/2009	1,600,000	1,650,000
9.750% 06/01/2007	5,450,000	6,138,063
Park Place Entertainment Corp.
Senior Subordinated Notes
9.375% 02/15/2007	6,850,000	7,654,875
Station Casinos, Inc.
Senior Subordinated Notes
6.500% 02/01/2014	4,920,000	5,190,600
6.875% 03/01/2016	2,850,000	3,035,250
		26,258,888

Hotels & Motels (1.2%)
ITT Corp.
Notes
6.750% 11/15/2005	900,000	933,750
Starwood Hotels & Resorts Worldwide, Inc.
Senior Notes
7.375% 05/01/2007	1,305,000	1,411,031
7.875% 05/01/2012	1,750,000	2,045,313
		4,390,094
Retail (3.9%)
Convenience Stores (1.1%)
Couche-Tard US
Senior Subordinated Notes
7.50% 12/15/2013	3,690,000	3,966,750

Retail-Automobile (1.5%)
AutoNation, Inc.
Senior Notes
9.000% 08/01/2008	3,275,000	3,774,438
Group 1 Automotive
Senior Subordinated Notes
8.250% 08/15/2013	1,605,000	1,701,300
		5,475,738

Retail-Jewelry (0.3%)
Finlay Fine Jewelry Corp.
Senior Notes
8.375% 06/01/2012	1,050,000	1,147,125

Retail-Propane Distribution (0.7%)
Suburban Propane Partners
Senior Notes
6.875% 12/15/2013	2,405,000	2,489,175

Retail-Restaurants (0.3%)
Domino’s, Inc.
Senior Subordinated Notes
8.250% 07/01/2011	875,000	953,750

Toys/Games/Hobbies (0.4%)
Toys(0.4%)
Hasbro, Inc.
Notes
6.150% 07/15/2008	1,450,000	1,544,250

Consumer, Non-cyclical (15.5%)
Beverage (3.8%)
Beverages-Wine/Spirits (1.7%)
Constellation Brands, Inc.
Senior Notes, Series B
8.000% 02/15/2008	1,698,000	1,863,555
Constellation Brands, Inc.
Senior Subordinated Notes, Series B
8.125% 01/15/2012	3,995,000	4,374,525
		6,238,080

Beverages-Non-alcoholic (2.1%)
Cott Beverages, Inc.
Senior Subordinated Notes
8.000% 12/15/2011	7,075,000	7,729,438

Commercial Services (1.6%)
Private Corrections (1.6%)
Corrections Corp. of America
Senior Notes
7.500% 05/01/2011	5,475,000	5,913,000

Healthcare-Services (6.2%)
Medical-Hospitals (4.1%)
HCA, Inc.
Notes
6.950% 05/01/2012	4,370,000	4,595,273
Province Healthcare Co.
Senior Subordinated Notes
7.500% 06/01/2013	3,400,000	3,842,000
Triad Hospitals, Inc.
Senior Notes
7.000% 05/15/2012	6,550,000	6,992,125
		15,429,398

Medical -Nursing Homes (0.2%)
Extendicare Health Services, Inc.
Senior Subordinated Notes
6.875% 05/01/2014	460,000	472,650
9.500% 07/01/2010	295,000	331,875
		804,525

Medical-Outpatient/Home Medicine (1.6%)
Select Medical Corp.

Senior Subordinated Notes
7.500% 08/01/2013	1,775,000	2,041,250
9.500% 06/15/2009	3,625,000	3,942,187
		5,983,437

Medical-Products (0.3%)
Fisher Scientific International
Senior Subordinated Notes
6.750% 08/15/2014 (a)	1,230,000	1,303,800

Household Products/Wares (1.0%)
Consumer Products-Miscellaneous (1.0%)
Scotts Co.
Senior Subordinated Notes
6.625% 11/15/2013	3,385,000	3,596,562

Pharmaceuticals (2.9%)
Medical-Wholesale Drug District (1.2%)
AmeriSourceBergen Corp.
Senior Notes
8.125% 09/01/2008	4,100,000	4,499,750

Pharmacy Service (1.7%)
Omnicare, Inc.
Senior Subordinated Notes, Series B
8.125% 03/15/2011	5,750,000	6,238,750

Energy (13.9%)
Coal (3.5%)
Coal (3.5%)
Arch Western Finance
Senior Notes
7.500% 07/01/2013	4,480,000	4,760,000
Peabody Energy Corp.
Senior Notes
6.875% 03/15/2013	7,535,000	8,250,825
		13,010,825

Oil & Gas (9.1%)
Oil Comp-Explore & Production (4.8%)
Chesapeake Energy Corp.
9.000% 08/15/2012	3,775,000	4,345,969
Senior Notes
7.500% 09/15/2013	2,725,000	3,045,188
Newfield Exploration Co.
Senior Subordinated Notes
6.625% 09/01/2014 (a)	3,000,000	3,217,500
Plains E&P Co.
Senior Notes
7.125% 06/15/14	2,930,000	3,252,300
Vintage Petroleum, Inc.
Senior Subordinated Notes
7.875% 05/15/2011	3,875,000	4,185,000
		18,045,957

Oil & Gas Drilling (1.0%)
Pride International, Inc.
Senior Notes
7.375% 07/15/2014 (a)	3,280,000	3,694,100

Oil Field Machine & Equipment (2.1%)
Grant Prideco, Inc.
Senior Notes
9.000% 12/15/2009	4,730,000	5,321,250
Grant Prideco, Inc.
Senior Notes, Series B
9.625% 12/01/2007	2,270,000	2,565,100
		7,886,350

Oil Field Services (1.2%)
Key Energy Services, Inc.
Senior Notes, Series C
8.375% 03/01/2008	850,000	892,500
Universal Compression, Inc.
Senior Notes
7.250% 05/15/2010	3,415,000	3,654,050
		4,546,550

Pipelines (1.3%)
Pipelines (1.3%)
Markwest Energy Partners
Senior Notes
6.875% 11/01/2014 (a)	1,315,000	1,347,875
Williams Companies, Inc.
7.125% 09/01/2011	430,000	481,600
8.125% 03/15/2012	2,660,000	3,125,500
		4,954,975

Industrials (20.7%)
Aerospace/Defense (4.5%)
Aerospace/Defense (2.4%)
K & F Industries, Inc.
Senior Subordinated Notes, Series B
9.625% 12/15/2010	3,625,000	4,186,875
TD Funding Corp.
Senior Subordinated Notes
8.375% 07/15/2011	4,375,000	4,703,125
		8,890,000

Electronics- Military (2.1%)
L-3 Communications Corp.
Senior Subordinated Notes
7.625% 06/15/2012	6,975,000	7,672,500

Environmental Control (2.3%)
Alternative Waste Technology (0.5%)
Synagro Technologies, Inc.
Senior Subordinated Notes
9.500% 04/01/2009	1,760,000	1,892,000

Non-hazardous Waste Disposal (1.8%)
Allied Waste North America, Inc.
Senior Notes
6.375% 04/15/2011	2,700,000	2,565,000
6.500% 11/15,2010	1,025,000	984,000
Allied Waste North America, Inc.
Senior Notes, Series B
7.375% 04/15/2014	3,625,000	3,344,063
		6,893,063

Recycling (0.0%)
IMCO Recycling Escrow, Inc.
Senior Notes
9.000% 11/15/2014 (a)	140,000	140,000

Commercial Services (3.2%)
Commercial Services (2.2%)
Iron Mountain, Inc.
Senior Subordinated Notes
7.750% 01/15/2015	2,140,000	2,321,900
8.625% 04/01/2013	5,350,000	5,791,375
		8,113,275
Rental Auto/Equipment (1.0%)
United Rentals, Inc.
Senior Subordinated Notes
7.000% 02/15/2014	1,200,000	1,107,000
7.750% 11/15/2013	2,740,000	2,657,800
		3,764,800
Hand/Machine Tools (0.9%)
Machine Tools & Related Products (0.9%)
Kennmetal, Inc.
Senior Notes
7.200% 06/15/2012	2,960,000	3,272,724

Machinery Diversified (6.8%)
Machinery-General Industrial (1.1%)
Westinghouse Air Brake Co.
Senior Notes
6.875% 07/31/2013	3,860,000	4,024,050

Containers & Metal/Glass (4.0%)
Ball Corp.
Senior Notes
6.875% 12/15/2012	6,085,000	6,587,013
7.750% 08/01/2006	1,100,000	1,177,000
Owens-Brockway Glass Container
8.875% 02/15/2009	1,290,000	1,409,325
Silgan Holdings, Inc.
Senior Subordinated Notes
6.750% 11/15/2013	5,550,000	5,716,500
		14,889,838
Containers & Paper/Plastic (1.7%)
Stone Container Corp.
Senior Notes
8.250% 10/01/2012	375,000	417,187
8.375% 07/01/2012	2,665,000	2,944,825
9.750% 02/01/2011	2,810,000	3,154,225
		6,516,237

Transportation (3.0%)
Transport-Marine (2.0%)
Teekay Shipping Corp.
Senior Notes
8.875% 07/15/2011	6,390,000	7,348,500

Transport-Services (1.0%)
Offshore Logistic, Inc.
Senior Notes
6.125% 06/15/2013	3,605,000	3,744,694

Technology (1.2%)
Semiconductors (1.2%)
Electronic Compo-Semiconductor (1.2%)
Freescale Semiconductor, Inc.
Senior Notes
6.875% 07/15/2011 (a)	4,130,000	4,377,800

Utilities (0.5%)
Electric (0.5%)
Electric-Generation (0.4%)
AES Corp.
Senior Notes
7.750% 03/01/2014	1,205,000	1,314,956

Electric-Integrated (0.1%)
Northwestern Corp.
Notes
5.875% 11/01/2014 (a)	200,000	206,000

Total Corporate Notes & Bonds
(Cost of $329,469,752)		346,418,892

Short-Term Obligation (5.0%)
Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 08/15/11, market value of $18,900,750 (repurchase proceeds $18,530,687) (Cost of $18,528,000)	18,528,000	18,528,000

Total Investments (97.7%)
(Cost of $347,997,752) (b)(c)		364,946,892

Other Assets & Liabilities, Net (2.3%)		8,576,556

Net Assets (100.0%)		373,523,448

Notes to Schedule of Investments:

*      Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)     Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to $30,054,841 which represents 8.0% of net assets.

(b)    Cost for federal income tax purposes is $349,536,535.

(c)     Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$16,436,330	$(1,025,973)	$15,410,357

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks – 95.4%

CONSUMER DISCRETIONARY – 12.6%

Auto Components – 1.2%
	Continental AG	14,100	772,002
	Denso Corp.	47,500	1,139,659
	Auto Components Total		1,911,661
Automobiles – 2.9%
	Nissan Motor Co., Ltd.	58,400	659,217
	Renault SA	29,070	2,439,519
	Toyota Motor Corp.	42,900	1,673,613
	Automobiles Total		4,772,349
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	20,300	1,026,368
	InterContinental Hotels Group PLC	54,399	666,039
	OPAP SA	38,420	784,415
	Hotels, Restaurants & Leisure Total		2,476,822
Household Durables – 1.7%
	Koninklijke (Royal) Philips Electronics NV	50,400	1,195,996
	Matsushita Electric Industrial Co., Ltd.	107,000	1,553,479
	Household Durables Total		2,749,475
Leisure Equipment & Products – 0.7%
	Fuji Photo Film Co., Ltd.	34,000	1,162,613
	Leisure Equipment & Products Total		1,162,613
Media – 2.9%
	Dentsu, Inc.	192	515,071
	JC Decaux SA (a)	42,600	1,062,128
	News Corp., Ltd.	106,800	860,434
	Pearson PLC	134,420	1,476,638
	WPP Group PLC	96,400	967,779
	Media Total		4,882,050
Multiline Retail – 0.6%
	Takashimaya Co., Ltd.	38,000	325,924
	Wal-Mart de Mexico SA de CV, Series V	231,500	757,963
	Multiline Retail Total		1,083,887
Specialty Retail – 0.2%
	Nitori Co., Ltd.	5,450	296,014
	Specialty Retail Total		296,014
Textiles, Apparel & Luxury Goods – 0.9%
	Burberry Group PLC	130,186	934,485

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – (continued)
	Swatch Group AG, Registered Shares	19,900	549,724
	Textiles, Apparel & Luxury Goods Total		1,484,209
	CONSUMER DISCRETIONARY TOTAL		20,819,080
CONSUMER STAPLES – 9.6%

Beverages – 1.7%
	Diageo PLC	144,310	1,931,234
	SABMiller PLC	61,489	887,264
	Beverages Total		2,818,498
Food & Staples Retailing – 1.1%
	Metro AG	23,972	1,147,835
	William Morrison Supermarkets PLC	155,478	646,914
	Food & Staples Retailing Total		1,794,749
Food Products – 3.2%
	Ajinomoto Co., Inc.	64,000	709,734
	Nestle SA, Registered Shares	11,462	2,717,739
	Unilever PLC	229,320	1,933,587
	Food Products Total		5,361,060
Household Products – 2.2%
	Kao Corp.	61,000	1,408,822
	Reckitt Benckiser PLC	80,468	2,208,426
	Household Products Total		3,617,248
Tobacco – 1.4%
	Imperial Tobacco Group PLC	69,496	1,623,888
	Japan Tobacco, Inc.	75	659,566
	Tobacco Total		2,283,454
	CONSUMER STAPLES TOTAL		15,875,009
ENERGY – 10.0%

Energy Equipment & Services – 0.3%
	Saipem S.p.A.	50,400	582,847
	Energy Equipment & Services Total		582,847
Oil & Gas – 9.7%
	BG Group PLC	120,001	782,568
	BP PLC, ADR	55,880	3,255,010
	EnCana Corp.	44,100	2,188,064
	ENI S.p.A.	185,130	4,215,531
	Fortum Oyj	53,200	816,673
	Norsk Hydro ASA	10,120	744,783
	PTT Public Co., Ltd.	175,300	726,057
	Shell Transport & Trading Co., PLC	145,300	1,144,403

2

		Shares	Value ($)*
Common Stocks – (continued)

ENERGY – (continued)

Oil & Gas – (continued)
	Total SA	10,030	2,091,433
	Oil & Gas Total		15,964,522
	ENERGY TOTAL		16,547,369
FINANCIALS – 24.0%

Capital Markets – 0.5%
	Deutsche Bank AG, Registered Shares	11,129	848,369
	Capital Markets Total		848,369
Commercial Banks – 15.2%
	Anglo Irish Bank Corp., PLC	45,160	865,409
	Banco Popolare di Verona e Novara	52,800	938,867
	Banco Popular Espanol SA	15,560	885,380
	Bank of Ireland	78,809	1,083,777
	Bank of Yokohama Ltd.	111,000	664,752
	Barclays PLC	289,790	2,832,070
	BNP Paribas SA	31,237	2,131,862
	Credit Agricole SA	33,000	969,684
	Danske Bank A/S	42,000	1,176,486
	DNB NOR ASA	99,000	838,891
	Erste Bank der oesterreichischen Sparkassen AG	19,894	887,930
	Hansabank Ltd.	60,072	607,092
	HSBC Holdings PLC	149,500	2,415,383
	Kookmin Bank (a)	31,230	1,043,325
	Mitsubishi Tokyo Financial Group, Inc.	124	1,054,173
	Mizuho Financial Group, Inc.	193	745,638
	National Bank of Greece SA	32,487	905,986
	Royal Bank of Scotland Group PLC	81,360	2,398,805
	Skandinaviska Enskilda Banken AB, Class A	118,400	1,975,566
	Sumitomo Mitsui Financial Group, Inc.	118	767,978
	Commercial Banks Total		25,189,054
Diversified Financial Services – 2.0%
	Credit Saison Co., Ltd.	12,800	409,881
	ING Groep NV	109,150	2,897,325
	Diversified Financial Services Total		3,307,206
Insurance – 4.5%
	Aegon NV	35,288	387,320
	Allianz AG, Registered Shares	11,732	1,251,380
	Axa	59,800	1,290,541
	Irish Life & Permanent PLC	11,100	187,436

3

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)
	Irish Life & Permanent PLC	37,500	637,546
	Millea Holdings, Inc.	107	1,415,010
	Mitsui Sumitomo Insurance Co., Ltd.	82,000	673,877
	Riunione Adriatica di Sicurta S.p.A.	39,342	833,436
	T&D Holdings, Inc.	16,000	707,316
	Insurance Total		7,383,862
Real Estate – 1.8%
	Sumitomo Realty & Development Co., Ltd.	74,000	814,339
	Sun Hung Kai Properties Ltd.	190,000	1,757,824
	Swire Pacific Ltd., Class A	53,000	376,268
	Real Estate Total		2,948,431
	FINANCIALS TOTAL		39,676,922
HEALTH CARE – 10.6%

Health Care Equipment & Supplies – 2.4%
	Nobel Biocare Holding AG	3,900	639,226
	Smith & Nephew PLC	282,900	2,403,553
	Synthes, Inc. (a)	7,500	801,105
	Health Care Equipment & Supplies Total		3,843,884
Pharmaceuticals – 8.2%
	AstraZeneca PLC	45,300	1,857,383
	Chugai Pharmaceutical Co., Ltd.	72,000	1,128,985
	GlaxoSmithKline PLC	125,700	2,648,547
	Novartis AG, Registered Shares	40,970	1,958,302
	Sanofi-Aventis	31,010	2,273,065
	Takeda Pharmaceutical Co., Ltd.	52,900	2,558,428
	Teva Pharmaceutical Industries Ltd., ADR	44,600	1,159,600
	Pharmaceuticals Total		13,584,310
	HEALTH CARE TOTAL		17,428,194
INDUSTRIALS – 10.2%

Building Products – 0.5%
	Wienerberger AG	20,266	806,276
	Building Products Total		806,276
Commercial Services & Supplies – 0.8%
	Randstad Holding NV	41,600	1,405,456
	Commercial Services & Supplies Total		1,405,456
Construction & Engineering – 2.3%
	JGC Corp.	101,000	1,071,393

4

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Construction & Engineering – (continued)
	Shimizu Corp.	206,000	875,644
	Vinci SA	15,078	1,800,584
	Construction & Engineering Total		3,747,621
Industrial Conglomerates – 1.6%
	Hutchison Whampoa Ltd.	97,000	747,846
	NIWS Co., Ltd.	125	317,622
	Siemens AG, Registered Shares	10,945	816,981
	Smiths Group PLC	58,425	800,120
	Industrial Conglomerates Total		2,682,569
Machinery – 2.4%
	Atlas Copco AB, Class B	53,400	2,046,295
	Heidelberger Druckmaschinen AG (a)	23,900	688,222
	Volvo AB, Class B	35,100	1,332,629
	Machinery Total		4,067,146
Road & Rail – 1.4%
	Canadian National Railway Co.	30,545	1,645,744
	East Japan Railway Co.	121	636,632
	Road & Rail Total		2,282,376
Trading Companies & Distributors – 0.7%
	Mitsubishi Corp.	103,000	1,139,310
	Trading Companies & Distributors Total		1,139,310
Transportation Infrastructure – 0.5%
	BAA PLC	75,140	791,614
	Transportation Infrastructure Total		791,614
	INDUSTRIALS TOTAL		16,922,368
INFORMATION TECHNOLOGY – 2.9%

Electronic Equipment & Instruments – 1.3%
	Tandberg ASA (a)	77,300	727,792
	TDK Corp.	19,600	1,362,641
	Electronic Equipment & Instruments Total		2,090,433
Office Electronics – 0.9%
	Canon, Inc.	31,000	1,531,479
	Office Electronics Total		1,531,479

5

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Semiconductors & Semiconductor Equipment – 0.7%
	Samsung Electronics Co., Ltd.	2,920	1,146,351
	Semiconductors & Semiconductor Equipment Total		1,146,351
	INFORMATION TECHNOLOGY TOTAL		4,768,263
MATERIALS – 5.4%

Chemicals – 4.3%
	BASF AG	32,270	2,018,661
	L’Air Liquide SA	9,240	1,496,446
	Linde AG	14,100	854,072
	Novozymes A/S, Class B	8,650	385,596
	Syngenta AG (a)	24,730	2,364,110
	Chemicals Total		7,118,885
Construction Materials – 0.7%
	Cemex SA de CV, ADR	38,000	1,101,240
	Construction Materials Total		1,101,240
Paper & Forest Products – 0.4%
	UPM-Kymmene Oyj	32,700	648,388
	Paper & Forest Products Total		648,388
	MATERIALS TOTAL		8,868,513
TELECOMMUNICATION SERVICES – 6.8%

Diversified Telecommunication Services – 4.4%
	Belgacom SA (a)	23,300	858,428
	Bharti Tele-Ventures Ltd. (a)	204,080	707,789
	Deutsche Telekom AG, Registered Shares (a)	51,105	981,948
	France Telecom SA	42,320	1,214,854
	Nippon Telegraph & Telephone Corp.	202	858,641
	TDC A/S	23,400	867,920
	Telecom Italia S.p.A.	256,604	856,760
	Telefonaktiebolaget LM Ericsson, ADR (a)	31,500	910,665
	Diversified Telecommunication Services Total		7,257,005
Wireless Telecommunication Services – 2.4%
	NTT DoCoMo, Inc.	570	1,006,848
	Vodafone Group PLC	1,190,050	3,049,639
	Wireless Telecommunication Services Total		4,056,487
	TELECOMMUNICATION SERVICES TOTAL		11,313,492
UTILITIES – 3.3%

Electric Utilities – 1.9%
	E.ON AG	21,498	1,754,034

6

		Shares	Value ($)*
Common Stocks – (continued)

UTILITIES – (continued)

Electric Utilities – (continued)
	Scottish Power PLC	161,431	1,304,073
	Electric Utilities Total		3,058,107
Gas Utilities – 0.4%
	Centrica PLC	151,560	670,285
	Gas Utilities Total		670,285
Multi-Utilities & Unregulated Power – 1.0%
	National Grid Transco PLC	192,100	1,670,923
	Multi-Utilities & Unregulated Power Total		1,670,923
	UTILITIES TOTAL		5,399,315
	Total Common Stocks (cost of $141,739,731)		157,618,525
Preferred Stock – 0.9%

CONSUMER DISCRETIONARY – 0.9%

Automobiles – 0.9%
	Porsche AG	2,381	1,519,779
	Total Preferred Stock (cost of $1,530,755)		1,519,779

		Par ($)
Short-Term Obligation – 4.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 08/15/11, market value of $7,378,687 (repurchase proceeds $7,233,049)	7,232,000	7,232,000
	Total Short-Term Obligation (cost of $7,232,000)		7,232,000

	Total Investments – 100.7% (cost of $150,502,486) (b)(c)		166,370,304

	Other Assets & Liabilities, Net – (0.7)%		(1,234,740)

	Net Assets – 100.0%		165,135,564

7

Notes to Investment Portfolio:

*              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purposes is $150,502,486.

(c)           Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$18,092,220	$2,224,402	$15,867,818

Acronym	Name

ADR	American Depositary Receipt

Summary of Securities by Country (Unaudited)	Value:	% of Total Investments
United Kingdom	$41,300,630	24.8%
Japan	29,844,299	18.0
France	16,770,116	10.1
Germany	12,653,283	7.6
Switzerland	8,229,101	5.0
United States#	8,033,105	4.8
Italy	7,427,441	4.5
Sweden	6,265,155	3.8
Netherlands	5,886,097	3.5
Canada	3,833,808	2.3
Hong Kong	2,881,938	1.7
Ireland	2,774,168	1.7
Denmark	2,430,002	1.5
Norway	2,311,466	1.4
South Korea	2,189,676	1.3
Mexico	1,859,203	1.1
Austria	1,694,206	1.0
Greece	1,690,401	1.0
Finland	1,465,061	0.9
Israel	1,159,600	0.7
Panama	1,026,368	0.6
Spain	885,380	0.5
Australia	860,434	0.5
Belgium	858,428	0.5
Thailand	726,057	0.4
India	707,789	0.4
Estonia	607,092	0.4
	$166,370,304	100.0%

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

# Includes short-term obligation.

8

INVESTMENT PORTFOLIO
October 31, 2004 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 96.3%

CONSUMER DISCRETIONARY – 18.4%

Hotels, Restaurants & Leisure – 4.0%
	Carnival Corp.	8,600	434,816
	Hilton Hotels Corp.	21,900	435,810
	Marriott International, Inc., Class A	15,600	850,044
Hotels, Restaurants & Leisure Total			1,720,670
Internet & Catalog Retail – 1.2%
	eBay, Inc. (a)	5,300	517,333
Internet & Catalog Retail Total			517,333
Media – 1.5%
	Omnicom Group, Inc.	3,900	307,710
	XM Satellite Radio Holdings, Inc., Class A (a)	10,500	339,360
Media Total			647,070
Specialty Retail – 9.6%
	Bed Bath & Beyond, Inc. (a)	12,500	509,875
	Best Buy Co., Inc.	11,400	675,108
	Chico’s FAS, Inc. (a)	22,600	904,678
	Home Depot, Inc.	13,100	538,148
	Lowe’s Companies, Inc.	14,070	791,860
	Staples, Inc.	21,700	645,358
Specialty Retail Total			4,065,027
Textiles, Apparel & Luxury Goods – 2.1%
	Coach, Inc. (a)	11,500	536,245
	NIKE, Inc., Class B	4,200	341,502
Textiles, Apparel & Luxury Goods Total			877,747
CONSUMER DISCRETIONARY TOTAL			7,827,847

CONSUMER STAPLES – 9.7%

Beverages – 2.0%
	PepsiCo, Inc.	17,000	842,860
Beverages Total			842,860
Food & Staples Retailing – 1.6%
	Costco Wholesale Corp.	7,100	340,374
	Sysco Corp.	11,000	354,970
Food & Staples Retailing Total			695,344
Food Products – 1.0%
	Hershey Foods Corp.	8,500	430,865
Food Products Total			430,865
Household Products – 1.7%
	Procter & Gamble Co.	13,700	701,166
Household Products Total			701,166

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Personal Products – 2.5%
	Alberto-Culver Co.	11,050	495,703
	Avon Products, Inc.	14,600	577,430
Personal Products Total			1,073,133
Tobacco – 0.9%
	Altria Group, Inc.	8,200	397,372
Tobacco Total			397,372
CONSUMER STAPLES TOTAL			4,140,740

ENERGY – 1.4%

Energy Equipment & Services – 0.9%
	National-Oilwell, Inc. (a)	6,400	215,744
	Smith International, Inc. (a)	2,600	151,008
Energy Equipment & Services Total			366,752
Oil & Gas – 0.5%
	EOG Resources, Inc.	3,300	219,648
Oil & Gas Total			219,648
ENERGY TOTAL			586,400

FINANCIALS – 7.3%

Capital Markets – 1.4%
	Goldman Sachs Group, Inc.	3,800	373,844
	Merrill Lynch & Co., Inc.	4,200	226,548
Capital Markets Total			600,392
Commercial Banks – 1.3%
	North Fork Bancorporation, Inc.	3,700	163,170
	Wells Fargo & Co.	7,000	418,040
Commercial Banks Total			581,210
Consumer Finance – 1.7%
	American Express Co.	10,400	551,928
	MBNA Corp.	6,500	166,595
Consumer Finance Total			718,523
Diversified Financial Services – 0.9%
	Citigroup, Inc.	8,400	372,708
Diversified Financial Services Total			372,708
Insurance – 2.0%
	Chubb Corp.	4,950	357,043

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)
	RenaissanceRe Holdings Ltd.	10,600	496,292
Insurance Total			853,335
FINANCIALS TOTAL			3,126,168

HEALTH CARE – 21.9%

Biotechnology – 2.2%
	Amgen, Inc. (a)	5,700	323,760
	Biogen Idec, Inc. (a)	3,200	186,112
	Genentech, Inc. (a)	9,500	432,535
Biotechnology Total			942,407
Health Care Equipment & Supplies – 8.2%
	Alcon, Inc.	6,050	430,760
	Boston Scientific Corp. (a)	10,900	384,770
	Kinetic Concepts, Inc. (a)	4,000	199,320
	St. Jude Medical, Inc. (a)	4,400	336,908
	Thermo Electron Corp. (a)	13,300	385,700
	Varian Medical Systems, Inc. (a)	24,200	971,630
	Zimmer Holdings, Inc. (a)	10,200	791,418
Health Care Equipment & Supplies Total			3,500,506
Health Care Providers & Services – 3.0%
	Caremark Rx, Inc. (a)	15,000	449,550
	UnitedHealth Group, Inc.	5,950	430,780
	WellPoint Health Networks, Inc. (a)	4,250	415,055
Health Care Providers & Services Total			1,295,385
Pharmaceuticals – 8.5%
	Eli Lilly & Co.	6,100	334,951
	Johnson & Johnson	23,100	1,348,578
	Pfizer, Inc.	43,600	1,262,220
	Teva Pharmaceutical Industries Ltd., ADR	25,700	668,200
Pharmaceuticals Total			3,613,949
HEALTH CARE TOTAL			9,352,247

INDUSTRIALS – 9.8%

Commercial Services & Supplies – 0.9%
	Cendant Corp.	17,400	358,266
Commercial Services & Supplies Total			358,266
Electrical Equipment – 0.8%
	Rockwell Automation, Inc.	8,400	350,196
Electrical Equipment Total			350,196
Industrial Conglomerates – 5.5%
	3M Co.	6,200	480,934

3

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Industrial Conglomerates – (continued)
	General Electric Co.	25,700	876,884
	Tyco International Ltd.	32,120	1,000,538
Industrial Conglomerates Total			2,358,356
Machinery – 2.6%
	Ingersoll-Rand Co., Class A	6,300	431,172
	ITT Industries, Inc.	8,500	689,690
Machinery Total			1,120,862
INDUSTRIALS TOTAL			4,187,680

INFORMATION TECHNOLOGY – 24.4%

Communications Equipment – 4.3%
	Avaya, Inc. (a)	14,800	213,120
	Cisco Systems, Inc. (a)	51,300	985,473
	Motorola, Inc.	11,900	205,394
	QUALCOMM, Inc.	10,400	434,824
Communications Equipment Total			1,838,811
Computers & Peripherals – 5.0%
	Dell, Inc. (a)	17,400	610,044
	EMC Corp. (a)	15,500	199,485
	International Business Machines Corp.	8,300	744,925
	Lexmark International, Inc., Class A (a)	6,750	560,993
Computers & Peripherals Total			2,115,447
Electronic Equipment & Instruments – 1.0%
	Flextronics International Ltd. (a)	18,700	225,335
	Samsung Electronics Co., Ltd., GDR (b)	1,029	201,684
Electronic Equipment & Instruments Total			427,019
Internet Software & Services – 1.1%
	Yahoo!, Inc. (a)	13,500	488,565
Internet Software & Services Total			488,565
IT Services – 1.4%
	Automatic Data Processing, Inc.	3,900	169,221
	Cognizant Technology Solutions Corp., Class A (a)	12,300	418,200
IT Services Total			587,421
Semiconductors & Semiconductor Equipment – 5.0%
	Altera Corp. (a)	9,800	222,754
	Intel Corp.	34,900	776,874
	Linear Technology Corp.	5,700	215,916
	Marvell Technology Group Ltd. (a)	7,500	214,275

4

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Semiconductors & Semiconductor Equipment – (continued)
	Microchip Technology, Inc.	4,500	136,125
	Teradyne, Inc. (a)	6,800	112,608
	Texas Instruments, Inc.	17,600	430,320
Semiconductors & Semiconductor Equipment Total			2,108,872
Software – 6.6%
	Amdocs Ltd. (a)	12,800	321,920
	Microsoft Corp.	64,100	1,794,159
	Oracle Corp. (a)	32,100	406,386
	SAP AG, ADR	5,200	221,780
	Symantec Corp. (a)	1,500	85,410
Software Total			2,829,655
INFORMATION TECHNOLOGY TOTAL			10,395,790

MATERIALS – 3.4%

Chemicals – 2.2%
	Praxair, Inc.	22,100	932,620
Chemicals Total			932,620
Metals & Mining – 1.2%
	Alcoa, Inc.	15,400	500,500
Metals & Mining Total			500,500
MATERIALS TOTAL			1,433,120

	Total Common Stocks (cost of $38,678,003)		41,049,992
Preferred Stocks – 0.9%

CONSUMER DISCRETIONARY – 0.9%

Media – 0.9%
	News Corp., Ltd., ADR	12,000	377,280
Media Total			377,280
CONSUMER DISCRETIONARY TOTAL			377,280

	Total Preferred Stocks (cost of $395,872)		377,280

		Par ($)
Short-Term Obligations – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 08/15/14, market value of $1,299,884 (repurchase proceeds $1,274,185) (cost of $1,274,000)	1,274,000	1,274,000

	Total Short-Term Obligations (cost of $1,274,000)		1,274,000

5

Total Investments – 100.2% (cost of $40,347,875) (c)(d)	42,701,272

Other Assets & Liabilities, Net – (0.2)%	(77,713)

Net Assets – 100.0%	42,623,559

Notes to Investment Portfolio:

*                                         Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, this security amounted to $201,684, which represents 0.5% of net assets.

(c)                                  Cost for federal income tax purposes is $40,347,875.

(d)                                 Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,335,182	$(981,785)	$2,353,397

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
October 31, 2004 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks – 96.4%

CONSUMER DISCRETIONARY – 6.5%

Hotels, Restaurants & Leisure – 0.8%
	Harrah’s Entertainment, Inc.	2,613	152,913
	McDonald’s Corp.	9,402	274,068
Hotels, Restaurants & Leisure Total			426,981
Media – 3.4%
	Clear Channel Communications, Inc.	9,841	328,689
	McGraw-Hill Companies, Inc.	6,526	562,868
	Time Warner, Inc. (a)	34,037	566,376
	Viacom, Inc., Class A	5,937	220,025
Media Total			1,677,958
Multiline Retail – 0.2%
	May Department Stores Co.	4,767	124,228
Multiline Retail Total			124,228
Specialty Retail – 2.1%
	Home Depot, Inc.	6,534	268,417
	Limited Brands, Inc.	12,331	305,562
	Office Depot, Inc. (a)	28,235	457,125
Specialty Retail Total			1,031,104
CONSUMER DISCRETIONARY TOTAL			3,260,271

CONSUMER STAPLES – 10.2%

Beverages – 1.7%
	PepsiCo, Inc.	17,245	855,007
Beverages Total			855,007
Food & Staples Retailing – 1.5%
	Costco Wholesale Corp.	15,702	752,754
Food & Staples Retailing Total			752,754
Food Products – 2.4%
	ConAgra Foods, Inc.	19,258	508,411
	Kraft Foods, Inc., Class A	20,486	682,389
Food Products Total			1,190,800
Household Products – 3.6%
	Clorox Co.	11,153	608,954
	Kimberly-Clark Corp.	10,078	601,354
	Procter & Gamble Co.	11,735	600,597
Household Products Total			1,810,905

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Tobacco – 1.0%
	Altria Group, Inc.	9,733	471,661
Tobacco Total			471,661
CONSUMER STAPLES TOTAL			5,081,127

ENERGY – 13.5%

Energy Equipment & Services – 1.2%
	Halliburton Co.	16,878	625,161
Energy Equipment & Services Total			625,161
Oil & Gas – 12.3%
	BP PLC, ADR	22,540	1,312,955
	ChevronTexaco Corp.	5,176	274,639
	ConocoPhillips	17,037	1,436,389
	Exxon Mobil Corp.	36,611	1,801,993
	Marathon Oil Corp.	18,069	688,610
	Royal Dutch Petroleum Co., N.Y. Registered Shares	11,313	613,617
Oil & Gas Total			6,128,203
ENERGY TOTAL			6,753,364

FINANCIALS – 29.7%

Capital Markets – 3.8%
	Bank of New York Co., Inc.	20,948	679,972
	Goldman Sachs Group, Inc.	4,466	439,365
	Morgan Stanley	9,021	460,883
	State Street Corp.	7,160	322,558
Capital Markets Total			1,902,778
Commercial Banks – 7.1%
	National City Corp.	13,562	528,511
	U.S. Bancorp	39,170	1,120,654
	Wachovia Corp.	13,776	677,917
	Wells Fargo & Co.	20,230	1,208,135
Commercial Banks Total			3,535,217
Consumer Finance – 0.8%
	MBNA Corp.	15,779	404,416
Consumer Finance Total			404,416
Diversified Financial Services – 7.0%
	Citigroup, Inc.	45,093	2,000,776
	JPMorgan Chase & Co.	38,200	1,474,520
Diversified Financial Services Total			3,475,296
Insurance – 7.7%
	AFLAC, Inc.	7,187	257,870

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)
	Ambac Financial Group, Inc.	7,137	557,114
	American International Group, Inc.	15,436	937,120
	Chubb Corp.	3,709	267,530
	Hartford Financial Services Group, Inc.	6,634	387,956
	Lincoln National Corp.	13,849	606,586
	Willis Group Holdings Ltd.	8,282	297,738
	XL Capital Ltd., Class A	7,349	532,803
Insurance Total			3,844,717
Real Estate – 1.8%
	Archstone-Smith Trust, REIT	9,051	303,661
	Avalonbay Communities, Inc., REIT	4,327	283,289
	Kimco Realty Corp., REIT	5,862	319,772
Real Estate Total			906,722
Thrifts & Mortgage Finance – 1.5%
	Countrywide Financial Corp.	9,250	295,352
	Freddie Mac	7,191	478,921
Thrifts & Mortgage Finance Total			774,273
FINANCIALS TOTAL			14,843,419

HEALTH CARE – 4.3%

Health Care Providers & Services – 1.6%
	Aetna, Inc.	8,487	806,265
Health Care Providers & Services Total			806,265
Pharmaceuticals – 2.7%
	Bristol-Myers Squibb Co.	8,911	208,785
	Johnson & Johnson	4,746	277,072
	Merck & Co., Inc.	10,746	336,457
	Pfizer, Inc.	17,238	499,040
Pharmaceuticals Total			1,321,354
HEALTH CARE TOTAL			2,127,619

INDUSTRIALS – 11.6%

Aerospace & Defense – 3.5%
	General Dynamics Corp.	6,109	623,851
	Raytheon Co.	7,261	264,881
	United Technologies Corp.	9,436	875,850
Aerospace & Defense Total			1,764,582
Commercial Services & Supplies – 1.8%
	Cendant Corp.	11,563	238,082
	Republic Services, Inc.	4,627	142,512
	Waste Management, Inc.	18,327	521,953
Commercial Services & Supplies Total			902,547

3

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Industrial Conglomerates – 4.5%
	General Electric Co.	40,466	1,380,700
	Textron, Inc.	12,432	847,241
Industrial Conglomerates Total			2,227,941
Machinery – 1.8%
	Deere & Co.	8,616	515,064
	Eaton Corp.	700	44,765
	Ingersoll-Rand Co., Class A	5,098	348,907
Machinery Total			908,736
INDUSTRIALS TOTAL			5,803,806

INFORMATION TECHNOLOGY – 5.8%

Communications Equipment – 1.1%
	Nokia Oyj, ADR	35,937	554,149
Communications Equipment Total			554,149
Computers & Peripherals – 1.9%
	International Business Machines Corp.	5,546	497,754
	Lexmark International, Inc., Class A (a)	5,177	430,260
Computers & Peripherals Total			928,014
IT Services – 1.1%
	Accenture Ltd., Class A (a)	23,448	567,676
IT Services Total			567,676
Office Electronics – 1.2%
	Xerox Corp. (a)	40,596	599,603
Office Electronics Total			599,603
Software – 0.5%
	Microsoft Corp.	8,252	230,973
Software Total			230,973
INFORMATION TECHNOLOGY TOTAL			2,880,415

MATERIALS – 3.6%

Chemicals – 1.5%
	Air Products & Chemicals, Inc.	14,526	772,493
Chemicals Total			772,493
Paper & Forest Products – 2.1%
	MeadWestvaco Corp.	20,309	640,343

4

		Shares	Value ($)*
Common Stocks – (continued)

MATERIALS – (continued)

Paper & Forest Products – (continued)
	Weyerhaeuser Co.	6,352	397,889
Paper & Forest Products Total			1,038,232
MATERIALS TOTAL			1,810,725

TELECOMMUNICATION SERVICES – 4.8%

Diversified Telecommunication Services – 4.8%
	BellSouth Corp.	14,543	387,862
	SBC Communications, Inc.	44,162	1,115,532
	Verizon Communications, Inc.	22,493	879,476
Diversified Telecommunication Services Total			2,382,870
TELECOMMUNICATION SERVICES TOTAL			2,382,870

UTILITIES – 6.4%

Electric Utilities – 6.4%
	American Electric Power Co., Inc.	16,393	539,822
	Consolidated Edison, Inc.	18,589	807,692
	Entergy Corp.	7,093	463,598
	PG&E Corp. (a)	8,576	274,775
	TXU Corp.	18,365	1,124,305
Electric Utilities Total			3,210,192
UTILITIES TOTAL			3,210,192

	Total Common Stocks (cost of $43,904,171)		48,153,808

Investment Management Company – 2.0%
	iShares Russell 1000 Value Index Fund	16,312	1,004,004

	Total Investment Management Company (cost of $976,693)		1,004,004

		Par ($)
Short-Term Obligations – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 11/15/18, market value of $586,730 (repurchase proceeds $568,083) (cost of $568,000)	568,000	568,000

	Total Short-Term Obligations (cost of $568,000)		568,000

5

Total Investments – 99.5% (cost of $45,448,864) (b)(c)	49,725,812

Other Assets & Liabilities, Net – 0.5%	223,066

Net Assets – 100.0%	49,948,878

Notes to Investment Portfolio:

*                                         Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $45,448,864.

(c)                                  Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$5,165,070	$(888,122)	$4,276,948

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 97.4%

CONSUMER DISCRETIONARY – 18.0%

Auto Components – 0.5%
	Autoliv, Inc.	2,450	104,737
	Auto Components Total		104,737
Hotels, Restaurants & Leisure – 5.6%
	Applebee’s International, Inc.	4,970	113,664
	Cheesecake Factory, Inc. (a)	2,600	112,866
	Four Seasons Hotels, Inc.	1,010	68,296
	Harrah’s Entertainment, Inc.	3,020	176,731
	Hilton Hotels Corp.	9,740	193,826
	Marriott International, Inc., Class A	2,590	141,129
	Yum! Brands, Inc.	7,370	320,595
	Hotels, Restaurants & Leisure Total		1,127,107
Household Durables – 2.0%
	Centex Corp.	2,500	129,850
	D.R. Horton, Inc.	4,290	128,700
	Harman International Industries, Inc.	650	78,117
	Pulte Homes, Inc.	1,080	59,270
	Household Durables Total		395,937
Leisure Equipment & Products – 0.4%
	Marvel Enterprises, Inc. (a)	5,620	86,548
	Leisure Equipment & Products Total		86,548
Media – 3.1%
	Grupo Televisa SA, ADR	1,530	84,150
	Lamar Advertising Co., Class A (a)	2,470	102,308
	Sirius Satellite Radio, Inc. (a)	13,200	51,480
	Univision Communications, Inc., Class A (a)	3,220	99,691
	XM Satellite Radio Holdings, Inc., Class A (a)	8,750	282,800
	Media Total		620,429
Specialty Retail – 5.1%
	Bed Bath & Beyond, Inc. (a)	2,285	93,205
	Chico’s FAS, Inc. (a)	6,250	250,188
	PETCO Animal Supplies, Inc. (a)	3,280	117,326
	PETsMART, Inc.	5,090	162,778
	Staples, Inc.	7,630	226,916
	Urban Outfitters, Inc. (a)	4,400	180,400
	Specialty Retail Total		1,030,813

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 1.3%
	Coach, Inc. (a)	5,480	255,532
	Textiles, Apparel & Luxury Goods Total		255,532
	CONSUMER DISCRETIONARY TOTAL		3,621,103
CONSUMER STAPLES – 3.7%

Food & Staples Retailing – 0.7%
	Whole Foods Market, Inc.	1,730	140,874
	Food & Staples Retailing Total		140,874
Food Products – 2.5%
	Bunge Ltd.	5,230	249,628
	Dean Foods Co. (a)	5,320	158,802
	Hershey Foods Corp.	1,970	99,859
	Food Products Total		508,289
Personal Products – 0.5%
	Alberto-Culver Co.	2,200	98,692
	Personal Products Total		98,692
	CONSUMER STAPLES TOTAL		747,855
ENERGY – 7.1%

Energy Equipment & Services – 4.5%
	Baker Hughes, Inc.	4,360	186,739
	BJ Services Co.	3,305	168,555
	Nabors Industries Ltd. (a)	1,990	97,749
	National-Oilwell, Inc. (a)	7,340	247,431
	Patterson-UTI Energy, Inc.	3,380	64,997
	Weatherford International Ltd. (a)	2,770	144,760
	Energy Equipment & Services Total		910,231
Oil & Gas – 2.6%
	Apache Corp.	1,980	100,386
	EOG Resources, Inc.	1,180	78,541
	Murphy Oil Corp.	690	55,214
	Ultra Petroleum Corp. (a)	1,880	91,368
	XTO Energy, Inc.	5,466	182,455
	Oil & Gas Total		507,964
	ENERGY TOTAL		1,418,195
FINANCIALS – 4.6%

Capital Markets – 0.8%
	E*TRADE Financial Corp. (a)	12,620	162,798
	Capital Markets Total		162,798

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Commercial Banks – 2.1%
	North Fork Bancorporation, Inc.	2,700	119,070
	TCF Financial Corp.	5,380	169,578
	Zions Bancorporation	1,760	116,459
	Commercial Banks Total		405,107
Insurance – 1.1%
	Ambac Financial Group, Inc.	2,855	222,861
	Insurance Total		222,861
Real Estate – 0.6%
	St. Joe Co.	2,400	122,160
	Real Estate Total		122,160
	FINANCIALS TOTAL		912,926
HEALTH CARE – 18.3%

Biotechnology – 3.2%
	Amylin Pharmaceuticals, Inc. (a)	8,210	174,873
	Gen-Probe, Inc. (a)	4,020	140,861
	Genzyme Corp. (a)	4,030	211,454
	Martek Biosciences Corp. (a)	2,560	120,463
	Biotechnology Total		647,651
Health Care Equipment & Supplies – 6.2%
	Beckman Coulter, Inc.	1,930	114,835
	Biomet, Inc.	4,650	217,062
	Fisher Scientific International, Inc.	4,860	278,770
	Kinetic Concepts, Inc. (a)	5,340	266,092
	Thermo Electron Corp. (a)	7,550	218,950
	Varian Medical Systems, Inc.	3,820	153,373
	Health Care Equipment & Supplies Total		1,249,082
Health Care Providers & Services – 4.0%
	Accredo Health, Inc. (a)	4,380	100,872
	Anthem, Inc. (a)	1,300	104,520
	Community Health Systems, Inc. (a)	3,815	102,318
	DaVita, Inc. (a)	9,927	294,038
	McKesson Corp.	3,740	99,708
	UnitedHealth Group, Inc.	1,341	97,088
	Health Care Providers & Services Total		798,544
Pharmaceuticals – 4.9%
	Elan Corp. PLC, ADR (a)	7,320	188,856
	Endo Pharmaceuticals Holdings, Inc. (a)	6,040	131,672
	IVAX Corp. (a)	5,747	104,021
	Medicis Pharmaceutical Corp., Class A	8,830	359,116
	Nektar Therapeutics (a)	7,230	104,184

3

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	3,940	102,440
	Pharmaceuticals Total		990,289
	HEALTH CARE TOTAL		3,685,566
INDUSTRIALS – 11.2%

Aerospace & Defense – 1.0%
	L-3 Communications Holdings, Inc.	1,370	90,324
	United Defense Industries, Inc. (a)	2,910	116,807
	Aerospace & Defense Total		207,131
Air Freight & Logistics – 1.3%
	C.H. Robinson Worldwide, Inc.	2,580	139,165
	Expeditors International of Washington, Inc.	2,080	118,768
	Air Freight & Logistics Total		257,933
Building Products – 0.5%
	Masco Corp.	2,860	97,984
	Building Products Total		97,984
Commercial Services & Supplies – 7.6%
	Avery Dennison Corp.	1,870	113,771
	Career Education Corp. (a)	1,730	54,270
	ChoicePoint, Inc. (a)	6,125	254,984
	Cintas Corp.	2,310	99,653
	Corporate Executive Board Co.	4,495	286,107
	Education Management Corp. (a)	4,730	126,859
	Iron Mountain, Inc. (a)	6,400	211,520
	Manpower, Inc.	6,270	283,717
	Robert Half International, Inc.	3,920	103,998
	Commercial Services & Supplies Total		1,534,879
Construction & Engineering – 0.8%
	Jacobs Engineering Group, Inc.	3,960	161,291
	Construction & Engineering Total		161,291
	INDUSTRIALS TOTAL		2,259,218
INFORMATION TECHNOLOGY – 25.6%

Communications Equipment – 3.6%
	Avocent Corp. (a)	2,450	87,220
	Comverse Technology, Inc. (a)	8,940	184,522
	Harris Corp.	1,500	92,295
	Juniper Networks, Inc. (a)	8,410	223,790

4

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Communications Equipment – (continued)
	Polycom, Inc. (a)	6,160	127,204
	Communications Equipment Total		715,031
Computers & Peripherals – 1.4%
	Lexmark International, Inc., Class A (a)	1,040	86,434
	SanDisk Corp. (a)	9,400	196,178
	Computers & Peripherals Total		282,612
Electronic Equipment & Instruments – 0.9%
	CDW Corp.	1,665	103,280
	FLIR Systems, Inc. (a)	1,660	88,329
	Electronic Equipment & Instruments Total		191,609
Internet Software & Services – 0.7%
	Ask Jeeves, Inc. (a)	5,370	138,439
	Internet Software & Services Total		138,439
IT Services – 1.4%
	Cognizant Technology Solutions Corp., Class A (a)	5,620	191,080
	SunGard Data Systems, Inc. (a)	3,510	92,980
	IT Services Total		284,060
Office Electronics – 0.9%
	Zebra Technologies Corp., Class A (a)	3,580	189,704
	Office Electronics Total		189,704
Semiconductors & Semiconductor Equipment – 8.7%
	Advanced Micro Devices (a)	16,900	284,258
	Altera Corp. (a)	4,110	93,420
	Broadcom Corp., Class A (a)	9,540	258,057
	Linear Technology Corp.	5,660	214,401
	Marvell Technology Group Ltd. (a)	11,090	316,841
	Microchip Technology, Inc.	4,825	145,956
	National Semiconductor Corp.	4,060	67,802
	NVIDIA Corp. (a)	10,510	152,080
	Silicon Laboratories, Inc. (a)	7,210	216,084
	Semiconductors & Semiconductor Equipment Total		1,748,899
Software – 8.0%
	Amdocs Ltd. (a)	5,960	149,894
	BMC Software, Inc. (a)	8,195	155,049
	Business Objects SA, ADR (a)	1,590	40,577
	Check Point Software Technologies Ltd. (a)	7,900	178,706
	Citrix Systems, Inc. (a)	8,350	201,485

5

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)
	Hyperion Solutions Corp. (a)	4,960	199,045
	Intuit, Inc. (a)	2,360	107,050
	Mercury Interactive Corp. (a)	5,515	239,516
	Novell, Inc. (a)	14,870	106,915
	Shanda Interactive Entertainment Ltd., ADR (a)	3,400	103,323
	VERITAS Software Corp. (a)	5,635	123,294
	Software Total		1,604,854
	INFORMATION TECHNOLOGY TOTAL		5,155,208
MATERIALS – 5.1%

Chemicals – 1.6%
	Potash Corp. of Saskatchewan, Inc.	4,870	325,267
	Chemicals Total		325,267
Construction Materials – 0.4%
	Florida Rock Industries, Inc.	1,330	68,695
	Construction Materials Total		68,695
Metals & Mining – 3.1%
	Allegheny Technologies, Inc.	3,670	61,693
	Freeport-McMoRan Copper & Gold, Inc., Class B	2,870	103,951
	Inco Ltd. (a)	4,900	173,460
	Peabody Energy Corp.	2,300	146,694
	Phelps Dodge Corp.	1,650	144,441
	Metals & Mining Total		630,239
	MATERIALS TOTAL		1,024,201
TELECOMMUNICATION SERVICES – 3.8%

Wireless Telecommunication Services – 3.8%
	American Tower Corp., Class A (a)	4,990	85,778
	Crown Castle International Corp. (a)	11,330	173,462
	Millicom International Cellular SA (a)	8,190	162,735
	Nextel Partners, Inc., Class A (a)	8,360	140,783
	VimpelCom, ADR (a)	580	66,120
	Western Wireless Corp., Class A (a)	4,600	134,044
	Wireless Telecommunication Services Total		762,922
	TELECOMMUNICATION SERVICES TOTAL		762,922
	Total Common Stocks (cost of $17,843,612)		19,587,194

6

		Par ($)	Value ($)*
Short-Term Obligations – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 08/15/14, market value of $299,973 (repurchase proceeds $294,043)	294,000	294,000

	Total Short-Term Obligation (cost of $294,000)		294,000

	Total Investments – 98.8% (cost of $18,137,612) (b) (c)		19,881,194

	Other Assets & Liabilities, Net – 1.2%		233,815

	Net Assets – 100.0%		20,115,009

Notes to Investment Portfolio:

*              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purposes is $18,137,612.

(c)           Unrealized appreciation and depreciation at October 31, 2004, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,174,349	$(430,767)	$1,743,582

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 97.4%

CONSUMER DISCRETIONARY – 17.3%

Auto Components – 3.5%
	BorgWarner, Inc.	3,300	153,054
	Johnson Controls, Inc.	4,300	246,605
	Lear Corp.	4,800	258,816
	Superior Industries International, Inc.	4,800	130,896
	Auto Components Total		789,371
Hotels, Restaurants & Leisure – 3.1%
	Brinker International, Inc. (a)	9,200	297,160
	Darden Restaurants, Inc.	3,900	95,550
	Harrah’s Entertainment, Inc.	3,600	210,672
	Six Flags, Inc. (a)	20,500	103,320
	Hotels, Restaurants & Leisure Total		706,702
Household Durables – 0.7%
	Newell Rubbermaid, Inc.	6,800	146,608
	Household Durables Total		146,608
Leisure Equipment & Products – 0.7%
	Mattel, Inc.	8,650	151,461
	Leisure Equipment & Products Total		151,461
Media – 2.1%
	Knight-Ridder, Inc.	2,900	198,737
	Mediacom Communications Corp., Class A (a)	10,900	71,395
	New York Times Co., Class A	5,400	216,270
	Media Total		486,402
Multiline Retail – 3.3%
	Federated Department Stores, Inc.	10,700	539,815
	J.C. Penney Co., Inc.	5,800	200,622
	Multiline Retail Total		740,437
Specialty Retail – 3.3%
	Borders Group, Inc.	9,900	225,621
	OfficeMax, Inc.	5,050	149,076
	TJX Companies, Inc.	15,700	376,486
	Specialty Retail Total		751,183

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 0.6%
	Wolverine World Wide, Inc.	4,800	146,112
	Textiles, Apparel & Luxury Goods Total		146,112
	CONSUMER DISCRETIONARY TOTAL		3,918,276
CONSUMER STAPLES – 4.4%

Beverages – 1.1%
	Pepsi Bottling Group, Inc.	8,700	243,948
	Beverages Total		243,948
Food Products – 2.8%
	Dean Foods Co. (a)	16,100	480,585
	Hormel Foods Corp.	5,400	151,794
	Food Products Total		632,379
Tobacco – 0.5%
	UST, Inc.	2,800	115,248
	Tobacco Total		115,248
	CONSUMER STAPLES TOTAL		991,575
ENERGY – 6.5%

Energy Equipment & Services – 2.6%
	BJ Services Co.	2,850	145,350
	Noble Corp. (a)	4,750	216,980
	Transocean, Inc. (a)	3,900	137,475
	Weatherford International Ltd. (a)	1,650	86,229
	Energy Equipment & Services Total		586,034
Oil & Gas – 3.9%
	Amerada Hess Corp.	4,500	363,195
	XTO Energy, Inc.	15,975	533,245
	Oil & Gas Total		896,440
	ENERGY TOTAL		1,482,474
FINANCIALS – 23.6%

Capital Markets – 2.8%
	Bear Stearns Companies, Inc.	2,300	217,925
	Janus Capital Group, Inc.	21,600	329,400
	Lehman Brothers Holdings, Inc.	950	78,042
	Capital Markets Total		625,367
Commercial Banks – 6.4%
	Banknorth Group, Inc.	8,700	306,849
	City National Corp.	4,650	320,385
	Cullen/Frost Bankers, Inc.	2,750	134,750
	North Fork Bancorporation, Inc.	11,967	527,745

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Commercial Banks – (continued)
	UnionBanCal Corp.	2,800	170,100
	Commercial Banks Total		1,459,829
Insurance – 5.1%
	Ambac Financial Group, Inc.	4,750	370,785
	Cincinnati Financial Corp.	3,412	142,451
	Loews Corp.	3,400	203,660
	Nationwide Financial Services, Inc., Class A	4,750	164,350
	Old Republic International Corp.	7,300	170,455
	St. Paul Travelers Companies, Inc.	3,200	108,672
	Insurance Total		1,160,373
Real Estate – 1.3%
	Equity Office Properties Trust, REIT	4,200	118,104
	Host Marriott Corp., REIT (a)	12,100	176,055
	Real Estate Total		294,159
Thrifts & Mortgage Finance – 8.0%
	Golden West Financial Corp.	5,600	654,752
	PMI Group, Inc.	7,900	306,678
	Radian Group, Inc.	5,900	282,787
	Sovereign Bancorp, Inc.	15,300	331,245
	Webster Financial Corp.	5,050	241,390
	Thrifts & Mortgage Finance Total		1,816,852
	FINANCIALS TOTAL		5,356,580
HEALTH CARE – 3.4%

Health Care Equipment & Supplies – 2.0%
	Biomet, Inc.	3,600	168,048
	Millipore Corp. (a)	2,500	114,975
	Varian, Inc. (a)	4,800	175,104
	Health Care Equipment & Supplies Total		458,127
Health Care Providers & Services – 1.4%
	Anthem, Inc. (a)	250	20,100
	HCA, Inc.	3,800	139,574
	WellPoint Health Networks, Inc. (a)	1,650	161,139
	Health Care Providers & Services Total		320,813
	HEALTH CARE TOTAL		778,940
INDUSTRIALS – 12.8%

Aerospace & Defense – 0.9%
	Alliant Techsystems, Inc. (a)	3,050	175,344
	Northrop Grumman Corp.	700	36,225
	Aerospace & Defense Total		211,569

3

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Air Freight & Logistics – 0.7%
	CNF, Inc.	3,750	164,175
	Air Freight & Logistics Total		164,175
Airlines – 0.2%
	AMR Corp. (a)	5,100	39,372
	Airlines Total		39,372
Commercial Services & Supplies – 3.9%
	Adesa, Inc. (a)	5,300	106,795
	Brink’s Co.	13,000	417,300
	Cendant Corp.	7,200	148,248
	Manpower, Inc.	4,800	217,200
	Commercial Services & Supplies Total		889,543
Electrical Equipment – 1.3%
	AMETEK, Inc.	5,600	184,352
	Hubbell, Inc., Class B	2,200	100,584
	Electrical Equipment Total		284,936
Industrial Conglomerates – 1.4%
	Carlisle Companies, Inc.	5,400	313,902
	Industrial Conglomerates Total		313,902
Machinery – 4.4%
	AGCO Corp. (a)	5,400	104,868
	Dover Corp.	4,650	182,605
	Ingersoll-Rand Co., Class A	3,300	225,852
	Navistar International Corp. (a)	8,600	297,130
	Parker Hannifin Corp.	2,650	187,170
	Machinery Total		997,625
	INDUSTRIALS TOTAL		2,901,122
INFORMATION TECHNOLOGY – 7.0%

Communications Equipment – 1.1%
	Andrew Corp. (a)	17,100	239,058
	Communications Equipment Total		239,058
Electronic Equipment & Instruments – 3.5%
	Amphenol Corp., Class A (a)	11,000	377,630
	Arrow Electronics, Inc. (a)	7,900	189,284
	AVX Corp.	9,000	108,000
	Littelfuse, Inc. (a)	700	22,834
	Vishay Intertechnology, Inc. (a)	6,800	87,924
	Electronic Equipment & Instruments Total		785,672

4

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – 1.5%
	Affiliated Computer Services, Inc., Class A (a)	4,400	240,020
	DST Systems, Inc. (a)	2,350	105,398
	IT Services Total		345,418
Software – 0.9%
	Reynolds & Reynolds Co., Class A	8,700	214,107
	Software Total		214,107
	INFORMATION TECHNOLOGY TOTAL		1,584,255
MATERIALS – 12.6%

Chemicals – 8.5%
	Air Products & Chemicals, Inc.	4,800	255,264
	Eastman Chemical Co.	5,400	256,338
	Engelhard Corp.	6,500	183,950
	International Flavors & Fragrances, Inc.	9,900	386,595
	Lubrizol Corp.	5,200	180,596
	OM Group, Inc. (a)	4,000	131,960
	PPG Industries, Inc.	2,750	175,313
	Praxair, Inc.	8,600	362,920
	Chemicals Total		1,932,936
Containers & Packaging – 2.3%
	Crown Holdings, Inc. (a)	14,200	161,170
	Packaging Corp. of America	9,500	208,335
	Pactiv Corp. (a)	6,400	151,616
	Containers & Packaging Total		521,121
Paper & Forest Products – 1.8%
	Georgia-Pacific Corp.	6,900	238,671
	MeadWestvaco Corp.	5,500	173,415
	Paper & Forest Products Total		412,086
	MATERIALS TOTAL		2,866,143
TELECOMMUNICATION SERVICES – 1.6%

Wireless Telecommunication Services – 1.6%
	Telephone & Data Systems, Inc.	5,000	374,500
	Wireless Telecommunication Services Total		374,500
	TELECOMMUNICATION SERVICES TOTAL		374,500
UTILITIES – 8.2%

Electric Utilities – 6.4%
	Allete, Inc.	1,766	60,009
	Edison International	6,000	183,000
	Entergy Corp.	4,350	284,316
	Exelon Corp.	9,200	364,504

5

		Shares	Value ($)*
Common Stocks – (continued)

UTILITIES – (continued)

Electric Utilities – (continued)
	PPL Corp.	4,250	221,000
	Progress Energy, Inc.	6,400	264,320
	Reliant Energy, Inc. (a)	8,200	84,296
	Electric Utilities Total		1,461,445
Multi-Utilities & Unregulated Power – 1.8%
	Constellation Energy Group	5,000	203,100
	Energy East Corp.	7,700	194,040
	Multi-Utilities & Unregulated Power Total		397,140
	UTILITIES TOTAL		1,858,585
	Total Common Stocks (cost of $19,911,485)		22,112,450

		Par ($)
Short-Term Obligation – 3.4%

	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 11/15/18, market value of $804,873 (repurchase proceeds $785,114)	785,000	785,000
	Total Short-Term Obligation (cost of $785,000)		785,000

	Total Investments – 100.8% (cost of $20,696,485) (b) (c)		22,897,450

	Other Assets & Liabilities, Net – (0.8)%		(187,128)

	Net Assets – 100.0%		22,710,322

Notes to Investment Portfolio:

*              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purposes is $20,696,485.

(c)           Unrealized appreciation and depreciation at October 31, 2004, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$2,725,342	$(524,377)	$2,200,965

Acronym	Name

REIT	Real Estate Investment Trust

6

CMG SHORT TERM BOND FUND

A Portfolio of CMG Fund Trust

SCHEDULE OF INVESTMENTS

October 31, 2004  (Unaudited)

	Principal Amount	Value *
U.S. Government & Agency Securities (14.4%)
U.S. Treasury Note & Bond (2.3%)
U.S. Treasury Inflation Index Bond
3.625% 01/15/2008	$2,175,845	$2,400,059
U.S. Treasury Note
3.500% 11/15/2006	175,000	178,220
		2,578,279

U.S. Agency Bonds (9.8%)
Federal Home Loan Mortgage Corp. (FHLMC)
3.000% 06/15/2009	3,319,690	3,325,748
4.000% 05/01/2011 - 10/15/2026	4,930,011	4,961,676
4.500% 11/01/2007	980,057	990,864
5.500% 12/01/2017 - 11/01/2018	1,416,398	1,468,276
6.500% 11/15/2030	393,501	400,412
		11,146,976

Federal National Mortgage Association (FNMA) (1.1%)
2.390% 09/25/2018 (a)	617,355	617,829
6.000% 03/01/2009 - 05/01/2009	620,114	636,394
		1,254,223

Other Government Agencies (1.2%)
A.I.D., Morocco
2.000% 05/01/2023 (a)	380,000	373,350
Small Business Administration
2.375% 10/25/2021 - 06/25/2022 (a)	589,390	589,316
2.500% 07/25/2021 - 11/25/2021 (a)	116,273	115,867
2.875% 01/25/2017 (a)	281,367	282,027
		1,360,560
Total U.S. Government & Agency Securities (Cost of $16,324,670)		16,340,038

Corporate Notes & Bonds (36.1%)
Financials (15.3%)
Allstate Financial Global Funding II
2.625% 10/22/2006 (b)	600,000	596,196
American Express Credit Corp.
3.000% 05/16/2008	1,000,000	985,810
American General Finance Corp.
3.000% 11/15/2006	250,000	249,467
American International Group, Inc.
2.875% 05/15/2008	650,000	635,921
Bear Stearns Co., Inc.
6.500% 05/01/2006	600,000	632,196
Capital One Bank
4.875% 05/15/2008	350,000	363,283
CIT Group, Inc.
4.125% 02/21/2006	350,000	356,233
Citigroup, Inc.
6.750% 12/01/2005	950,000	992,997
Countrywide Home Loans
2.875% 02/15/2007	500,000	495,910
Fifth Third Bank
2.700% 01/30/2007	700,000	696,234
General Electric Capital Corp.
4.250% 01/15/2008	1,450,000	1,489,295
Genworth Financial, Inc.
4.750% 06/15/2009	500,000	518,160
Goldman Sachs Group, Inc.
4.125% 01/15/2008	325,000	332,004
Health Care Property Investors, Inc.
6.875% 06/08/2005	500,000	511,195
Household Finance Corp.
6.400% 06/17/2008	475,000	519,897
JPMorgan Chase & Co.
3.125% 12/11/2006	1,000,000	1,002,140

Lehman Brothers Holdings, Inc.
4.000% 01/22/2008	550,000	560,181
Marshall & Isley Corp.
4.375%, 08/01/2009	600,000	615,162
Merrill Lynch & Co., Inc.
2.470%, 03/10/2006	700,000	697,326
Morgan Stanley
6.100% 04/15/2006	650,000	680,751
US Bancorp
3.125% 03/15/2008	1,000,000	989,510
USA Education
5.625% 04/10/2007	800,000	844,088
Wachovia Corp.
3.500% 08/15/2008	850,000	850,501
Washington Mutual, Inc.
5.625% 01/15/2007	600,000	631,836
Wells Fargo & Co.
5.900% 05/21/2006	1,100,000	1,153,955
		17,400,248

Industrial (19.5%)
Anthem, Inc.
4.875% 08/01/2005	475,000	482,077
AOL Time Warner, Inc.
6.125% 04/15/2006	565,000	590,448
AT&T Wireless Services, Inc.
7.500% 05/01/2007	550,000	605,875
Bell Atlantic Financial Services, Inc.
7.600% 03/15/2007	825,000	905,504
Boeing Co.
8.100% 11/15/2006	525,000	576,566
Canadian National Railway Co.
6.450% 07/15/2006 (a)	600,000	633,126
ChevronTexaco Capital Co.
3.500% 09/17/2007	500,000	505,875
Coca-Cola Enterprises, Inc.
8.000% 01/04/2005	925,000	933,852
Costco Wholesale Corp.
5.500% 03/15/2007	575,000	607,200
Cox Enterprises, Inc.
8.000% 02/15/2007 (b)	475,000	516,259
CSX Corp.
6.460% 06/22/2005	525,000	537,941
DaimlerChrysler N.A. Holding Corp.
4.750% 01/15/2008	300,000	308,385
Deluxe Corp.
3.500% 10/01/2007 (b)	575,000	574,379
Deutsche Telekom International Finance BV
8.500% 06/15/2010	350,000	421,208
Devon Energy Corp.
2.750% 08/01/2006	550,000	548,053
Ford Motor Credit Co.
7.375% 10/28/2009	1,085,000	1,176,975
Fortune Brands, Inc.
2.875% 12/01/2006	725,000	722,912
General Mills, Inc.
2.625% 10/24/2006	625,000	619,256
General Motors Acceptance Corp.
7.750% 01/19/2010	500,000	545,070
International Business Machines Corp.
4.250% 09/15/2009	580,000	594,923
International Paper Co.
4.250% 01/15/2009	550,000	555,093
John Deere Capital Corp.
3.900% 01/15/2008	600,000	609,210
Jones Intercable, Inc.
7.625% 04/15/2008	500,000	557,555
Kroger Co.
7.650% 04/15/2007	275,000	301,034
Lockheed Martin Corp.
7.700% 06/15/2008	475,000	540,944
Lowe’s Companies, Inc.
7.500% 12/15/2005	500,000	527,165
Marathon Oil Corp.
5.375% 06/01/2007	500,000	525,955
Newell Rubbermaid, Inc.
2.000% 05/01/2005	600,000	597,708
Occidental Petroleum Corp.
4.250% 03/15/2010	425,000	428,689

Pitney Bowes Credit Corp.
5.750% 08/15/2008	350,000	377,632
Procter & Gamble Co.
4.750% 06/15/2007	675,000	704,356
Safeway, Inc.
4.950% 08/16/2010	430,000	440,307
Sprint Capital Corp.
6.375% 05/01/2009	345,000	378,669
Union Pacific Corp.
3.875% 02/15/2009	325,000	325,023
UnitedHealth Group, Inc.
3.375% 08/15/2007	500,000	498,620
United Technologies Corp.
4.875% 11/01/2006	700,000	726,397
Vodafone Group PLC
7.750% 02/15/2010	475,000	559,099
Waste Management, Inc.
7.125% 10/01/2007	525,000	577,862
Wyeth
4.375% 03/01/2008	500,000	511,495
		22,148,697

Utilities (1.3%)
Exelon Generation Co. LLC
6.950% 06/15/2011	475,000	538,512
Kinder Morgan Energy Partners L.P.
8.000% 03/15/2005	585,000	596,811
Sempra Energy
4.750% 05/15/2009	250,000	257,992
		1,393,315

Total Corporate Notes & Bonds (Cost of $40,328,742)		40,942,260

International Notes & Bonds (2.3%)
Ontario Province
6.000% 02/21/2006	350,000	364,924
Quebec Province
6.500% 01/17/2006	600,000	628,830
7.000% 01/30/2007	85,000	92,413
Republic of Italy
2.500% 03/31/2006	750,000	749,835
United Mexican States
4.625% 10/08/2008	780,000	792,870

Total International Notes & Bonds (Cost of $2,600,626)		2,628,872

Other Securitized Loans (36.6%)
Asset Backed Securities (16.9%)
ABFS Mortgage Loan Trust
Series 1997-2 Cl. A5
7.125% 01/15/2029
AmeriCredit Automobile Receivables Trust
Series 2002-EM Cl. A3A
2.970% 03/06/2007	732,758	733,095
Ameriquest Mortgage Securities, Inc.
Series 2003-AR2 Cl. A4
2.282% 05/25/2033 (a)	1,019,824	1,020,610
CIT Equipment Collateral Trust
Series 2004-VT1 Cl. A3
2.200% 03/20/2008	150,000	148,835
Cityscape Home Equity Loan Trust
Series 1996-3 Cl. A8
7.650% 09/25/2025	712,285	711,510
Series 1997-3 Cl. A5
7.890% 07/25/2018	258,477	258,578
Series 1997-4 Cl. A4
7.440% 10/25/2018	122,214	122,292
Series 1997-B Cl. A7
7.410% 05/25/2028	124,216	124,338
ContiMortgage Home Equity Loan Trust
Series 1997-3 Cl. A8
7.580% 08/15/2028	567,616	588,425
IMC Home Equity Loan Trust
Series 1995-3 Cl. A5
7.500% 04/25/2026	819,997	828,197
Series 1997-3 Cl. A6
7.520% 08/20/2028	82,549	82,638

KeyCorp Student Loan Trust
Series 1996-A Cl. A2
2.540% 08/27/2025 (a)	1,129,733	1,136,452
Series 1997-1, Cl. A2
2.770% 01/27/2023 (a)(b)	1,188,686	1,204,850
Series 2003-A, Cl. 2A2
2.400% 10/25/2025 (a)	2,600,000	2,620,228
New Century Home Equity Loan Trust
Series 2003-6, CI. A2
2.302% 01/25/2034 (a)	2,121,649	2,128,608
SLM Student Loan Trust
Series 1996-1 Cl. CTFS
2.870% 07/25/2011 (a)	1,300,000	1,300,000
Series 1996-4 Cl. CTFS
2.820% 07/25/2011 (a)	1,400,000	1,401,022
Series 1997-2 Cl. A2
2.490% 01/25/2010 (a)	1,296,816	1,300,309
Series 1997-4 Cl. A2
2.940% 01/25/2013 (a)	3,140,000	3,177,650
UCFC Home Equity Loan Trust
Series 1998-D Cl. AF7
6.315% 04/15/2030	296,692	309,992
		19,197,629

Collateralized Mortgage Obligations (18.7%)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-4 Cl. A6
3.515% 06/25/2034 (a)	1,000,000	1,011,880
Bear Stearns Alternatives A Trust
Series 2004-8 1A
2.282% 09/25/2034 (a)	1,142,314	1,143,441
Bear Stearns Asset Backed Securities, Inc.
Series 2003-AC2 Cl. A3
3.500% 06/25/2033	55,512	55,331
Series 2003-AC7 Cl. A1
5.000% 01/25/2034	1,295,748	1,321,067
Countrywide Alternative Loan Trust
Series 2004-2CB
2.332% 03/25/2034 (a)	1,448,568	1,447,497
Countrywide Home Loans
Series 2002-5 Cl. 2A1
6.000% 04/25/2017	135,127	135,640
Series 2003-J7 Cl. 4A2
2.332% 08/25/2018 (a)	2,465,093	2,451,264
Series 2004-J7 Cl. A2
2.432% 03/25/2034 (a)	1,751,262	1,753,487
First Horizon Mortgage Pass-Through Trust
Series 2003-2 Cl. 2A1
2.432% 03/25/2018 (a)	1,412,161	1,419,561
Series 2003-4 Cl. 2A2
2.382% 06/25/2018 (a)	1,225,403	1,230,635
First Nationwide Trust
Series 2000-1 Cl. 2A3
8.000% 10/25/2030	26,688	26,646
IMPAC CMB Trust
Series 2003-12 Cl. A1
2.312% 12/25/2033 (a)	802,243	804,481
IMPAC Secured Assets CMN Owner Trust
Series 2002-3 Cl. A3
6.360% 08/25/2032	289,843	291,205
Ocwen Residential MBS Corp.
Series 1998-R1 Cl. A1
7.000% 10/25/2040 (b)	250,901	255,146
PNC Mortgage Securities Corp.
Series 1996-PR1 Cl. A
0.100% 4/28/2027 (a) (b)	16,871	15,268
Residential Asset Credit Loans, Inc.
Series 2004-QS8 Cl. A4
2.332% 06/25/2034 (a)	1,134,987	1,134,987
Residential Asset Securitization Trust
Series 2003-A7 Cl. A1
5.500% 07/25/2033	1,254,162	1,256,382
Series 2003-A15 Cl. 1A2
2.382% 02/25/2034 (a)	2,155,423	2,155,229
Saco I, Inc.
Series 1997-2 Cl. 1A5
7.000% 08/25/2036	439,171	448,106

Structured Asset Securities Corp.
Series 2003-8 Cl. 2A7
5.750% 04/25/2033	1,376,561	1,397,791
Washington Mutual Mortgage Securities Corp.
Series 2003-MS5 Cl. 1A4
2.432% 03/25/2018 (a)	905,062	909,931
Series 2003-S4 Cl. 1A3
2.432% 06/25/2018 (a)	619,489	622,871
		21,287,846

Commercial Mortgage Backed Securities (1.0%)
NationsLink Funding Corp.
Series 1999-Sl Cl. A5
6.888% 05/10/2007	500,000	545,005
Nomura Asset Securities Corp.
Series 1996-MD5 Cl. A1B
7.120% 04/13/2039	530,000	558,127
		1,103,132

Total Other Securitized Loans (Cost of $41,414,760)		41,588,607

Short-Term Obligations (9.5%)
U.S. Treasury Bill (5.3%)
1.442% 11/04/2004 (c)	6,000,000	5,999,256

Repurchase Agreement (4.2%)
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $4,897,414 (repurchase proceeds $4,801,232)	4,801,000	4,801,000

Total Short-Term Obligations (Cost of $10,800,256)		10,800,256

Total Investments (98.9%) (Cost of $111,469,054) (d)(e)		112,300,033

Other Assets & Liabilities, Net (1.1)%		1,243,314

Net Assets (100.0%)		$113,543,347

Notes to Schedule of Investments:

* Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)          Variable rate security.  The interest rate shown reflects the rate as of October 31, 2004.

(b)         Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the value of these securities amounted to $3,162,098, which represents 2.8% of net assets.

(c)          The rate shown represents the annualized yield at the date of purchase.

(d)         Cost for federal income tax purposes is $112,007,895.

(e)          Unrealized appreciation and depreciation at October 31, 2004, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$826,711	$(534,573)	$292,138

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Small Cap Fund

		Shares	Value ($)*
Common Stocks – 98.1%

CONSUMER DISCRETIONARY – 11.8%

Auto Components – 0.5%
	Autoliv, Inc.	14,422	616,540
	Auto Components Total		616,540
Hotels, Restaurants & Leisure – 4.0%
	Applebee’s International, Inc.	33,080	756,540
	Buffalo Wild Wings, Inc. (a)	29,700	855,360
	CBRL Group, Inc.	25,540	926,080
	Cheesecake Factory, Inc. (a)	10,220	443,650
	P.F. Chang’s China Bistro, Inc. (a)	18,000	915,120
	Scientific Games Corp., Class A (a)	55,560	1,176,761
	WMS Industries, Inc.	11,730	343,102
	Hotels, Restaurants & Leisure Total		5,416,613
Household Durables – 0.6%
	Beazer Homes USA, Inc.	3,560	390,817
	Ryland Group, Inc.	4,180	398,730
	Household Durables Total		789,547
Leisure Equipment & Products – 1.0%
	Nautilus Group, Inc.	67,810	1,332,467
	Leisure Equipment & Products Total		1,332,467
Media – 1.6%
	Entravision Communications Corp., Class A (a)	67,540	543,697
	Getty Images, Inc. (a)	28,350	1,676,336
	Media Total		2,220,033
Specialty Retail – 3.2%
	Aeropostale, Inc. (a)	48,790	1,539,325
	Hot Topic, Inc. (a)	18,530	380,977
	Pacific Sunwear of California, Inc. (a)	22,860	535,838
	PETCO Animal Supplies, Inc. (a)	38,380	1,372,853
	Talbots, Inc.	8,060	212,703
	West Marine, Inc. (a)	10,240	251,187
	Specialty Retail Total		4,292,883

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 0.9%
	Columbia Sportswear Co. (a)	19,900	1,201,164
	Textiles, Apparel & Luxury Goods Total		1,201,164
	CONSUMER DISCRETIONARY TOTAL		15,869,247

CONSUMER STAPLES – 0.9%

Food Products – 0.9%
	Bunge Ltd.	24,490	1,168,908
	Food Products Total		1,168,908
	CONSUMER STAPLES TOTAL		1,168,908

ENERGY – 7.7%

Energy Equipment & Services – 5.2%
	Atwood Oceanics, Inc. (a)	21,480	1,029,966
	CAL Dive International, Inc. (a)	29,147	1,032,095
	Input/Output, Inc. (a)	147,850	1,033,472
	Key Energy Services, Inc. (a)	84,080	966,920
	National-Oilwell, Inc. (a)	61,228	2,063,996
	Precision Drilling Corp. (a)	14,426	889,507
	Energy Equipment & Services Total		7,015,956
Oil & Gas – 2.5%
	Quicksilver Resources, Inc. (a)	32,580	1,030,505
	Western Gas Resources, Inc.	28,900	846,481
	XTO Energy, Inc.	43,265	1,444,186
	Oil & Gas Total		3,321,172
	ENERGY TOTAL		10,337,128

FINANCIALS – 4.7%

Capital Markets – 1.4%
	Affiliated Managers Group, Inc. (a)	34,560	1,929,830
	Capital Markets Total		1,929,830
Commercial Banks – 0.6%
	MB Financial, Inc.	5,120	218,829
	Umpqua Holdings Corp.	25,820	642,401
	Commercial Banks Total		861,230
Insurance – 1.6%
	Allmerica Financial Corp. (a)	33,360	1,004,136
	ProAssurance Corp. (a)	32,410	1,156,713
	Insurance Total		2,160,849
Thrifts & Mortgage Finance – 1.1%
	Commercial Capital Bancorp, Inc.	46,300	1,038,509

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Thrifts & Mortgage Finance – (continued)
	Sterling Financial Corp. (a)	10,280	386,220
	Thrifts & Mortgage Finance Total		1,424,729
	FINANCIALS TOTAL		6,376,638

HEALTH CARE – 20.6%

Biotechnology – 2.3%
	Digene Corp. (a)	28,800	724,320
	Eyetech Pharmaceuticals, Inc. (a)	11,900	505,036
	Nabi Biopharmaceuticals (a)	70,410	975,178
	Onyx Pharmaceuticals, Inc. (a)	29,880	838,433
	Biotechnology Total		3,042,967
Health Care Equipment & Supplies – 3.7%
	ArthroCare Corp. (a)	84,570	2,605,602
	Foxhollow Technologies, Inc.	5,400	111,132
	Kyphon, Inc. (a)	31,652	795,098
	Regeneration Technologies, Inc. (a)	45,960	356,190
	ResMed, Inc. (a)	24,112	1,133,264
	Health Care Equipment & Supplies Total		5,001,286
Health Care Providers & Services – 10.7%
	Accredo Health, Inc. (a)	31,390	722,912
	Cerner Corp. (a)	26,880	1,213,632
	Chemed Corp.	20,410	1,233,784
	DaVita, Inc. (a)	71,769	2,125,798
	Henry Schein, Inc. (a)	18,275	1,155,528
	ICON PLC, ADR (a)	55,610	1,835,686
	IDX Systems Corp. (a)	25,600	858,496
	Kindred Healthcare, Inc. (a)	29,270	705,407
	Pharmaceutical Product Development, Inc. (a)	20,440	863,181
	Renal Care Group, Inc. (a)	79,880	2,521,013
	United Surgical Partners International, Inc. (a)	35,500	1,242,855
	Health Care Providers & Services Total		14,478,292
Pharmaceuticals – 3.9%
	Connetics Corp. (a)	65,330	1,756,071
	MGI Pharma, Inc. (a)	49,600	1,322,832
	Nektar Therapeutics (a)	64,300	926,563

3

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)
	Salix Pharmaceuticals Ltd. (a)	77,035	1,234,871
	Pharmaceuticals Total		5,240,337
	HEALTH CARE TOTAL		27,762,882

INDUSTRIALS – 14.9%

Aerospace & Defense – 1.6%
	Armor Holdings, Inc. (a)	10,340	382,787
	United Defense Industries, Inc. (a)	43,630	1,751,308
	Aerospace & Defense Total		2,134,095
Air Freight & Logistics – 1.0%
	UTI Worldwide, Inc.	20,150	1,309,750
	Air Freight & Logistics Total		1,309,750
Commercial Services & Supplies – 4.2%
	Corporate Executive Board Co.	35,023	2,229,214
	Education Management Corp. (a)	57,932	1,553,736
	Huron Consulting Group, Inc. (a)	15,700	306,150
	Ionics, Inc. (a)	17,650	503,025
	Resources Connection, Inc. (a)	26,180	1,099,037
	Commercial Services & Supplies Total		5,691,162
Construction & Engineering – 1.2%
	URS Corp.	58,080	1,603,008
	Construction & Engineering Total		1,603,008
Electrical Equipment – 1.1%
	Artesyn Technologies, Inc. (a)	74,070	718,479
	Roper Industries, Inc.	12,290	757,801
	Electrical Equipment Total		1,476,280
Machinery – 4.9%
	IDEX Corp.	28,450	1,049,805
	Joy Global, Inc.	38,730	1,308,687
	Kennametal, Inc.	37,570	1,748,132
	Terex Corp.	16,850	640,300
	Wabtec Corp.	93,970	1,904,772
	Machinery Total		6,651,696
Road & Rail – 0.9%
	Sirva, Inc. (a)	51,230	1,229,520
	Road & Rail Total		1,229,520
	INDUSTRIALS TOTAL		20,095,511

INFORMATION TECHNOLOGY – 30.4%

Communications Equipment – 7.0%
	Alvarion Ltd. (a)	71,590	959,306

4

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Communications Equipment – (continued)
	Aspect Communications Corp. (a)	101,120	962,157
	Avocent Corp. (a)	15,300	544,680
	F5 Networks, Inc. (a)	54,790	2,188,861
	Ixia (a)	101,840	1,300,497
	Packeteer, Inc. (a)	106,610	1,315,567
	Polycom, Inc. (a)	102,120	2,108,778
	Communications Equipment Total		9,379,846
Computers & Peripherals – 1.0%
	Electronics for Imaging, Inc. (a)	72,034	1,299,493
	Computers & Peripherals Total		1,299,493
Electronic Equipment & Instruments – 2.9%
	Amphenol Corp., Class A (a)	34,796	1,194,546
	Benchmark Electronics, Inc. (a)	29,541	1,003,508
	National Instruments Corp.	37,979	1,045,562
	RadiSys Corp. (a)	54,860	728,541
	Electronic Equipment & Instruments Total		3,972,157
Internet Software & Services – 1.4%
	Ask Jeeves, Inc. (a)	29,330	756,127
	Equinix, Inc. (a)	29,720	1,120,147
	Internet Software & Services Total		1,876,274
IT Services – 5.9%
	Anteon International Corp. (a)	33,450	1,314,585
	CACI International, Inc., Class A (a)	32,410	1,976,038
	Cognizant Technology Solutions Corp., Class A (a)	38,690	1,315,460
	Euronet Worldwide, Inc. (a)	47,660	1,092,367
	Global Payments, Inc.	21,264	1,164,417
	MPS Group, Inc. (a)	106,210	1,118,391
	IT Services Total		7,981,258
Semiconductors & Semiconductor Equipment – 4.4%
	FormFactor, Inc. (a)	45,050	1,056,422
	Microsemi Corp.	30,800	478,632
	Power Integrations, Inc. (a)	61,790	1,322,306
	Silicon Laboratories, Inc. (a)	60,570	1,815,283
	SiRF Technology Holdings, Inc. (a)	101,100	1,197,024
	Semiconductors & Semiconductor Equipment Total		5,869,667
Software – 7.8%
	Agile Software Corp. (a)	61,500	525,210
	Altiris, Inc. (a)	37,620	1,023,076
	Citrix Systems, Inc. (a)	58,160	1,403,401

5

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)
	Embarcadero Technologies, Inc. (a)	128,660	1,046,006
	Epicor Software Corp. (a)	50,200	771,574
	Hyperion Solutions Corp. (a)	15,660	628,436
	Macromedia, Inc. (a)	65,520	1,778,213
	Manhattan Associates, Inc. (a)	58,200	1,197,174
	Parametric Technology Corp. (a)	229,170	1,189,392
	Quest Software, Inc. (a)	66,680	978,195
	Software Total		10,540,677
	INFORMATION TECHNOLOGY TOTAL		40,919,372

MATERIALS – 5.3%

Chemicals – 1.9%
	Airgas, Inc.	40,130	987,198
	OM Group, Inc. (a)	46,870	1,546,241
	Chemicals Total		2,533,439
Metals & Mining – 3.4%
	AK Steel Holding Corp. (a)	55,540	529,296
	Allegheny Technologies, Inc.	42,580	715,770
	Arch Coal, Inc.	19,813	644,319
	Century Aluminum Co. (a)	13,560	313,778
	GrafTech International Ltd. (a)	127,307	1,178,863
	Steel Dynamics, Inc.	36,590	1,214,788
	Metals & Mining Total		4,596,814
	MATERIALS TOTAL		7,130,253

TELECOMMUNICATION SERVICES – 1.8%

Diversified Telecommunication Services – 0.9%
	PTEK Holdings, Inc. (a)	119,860	1,193,806
	Diversified Telecommunication Services Total		1,193,806
Wireless Telecommunication Services – 0.9%
	Millicom International Cellular SA (a)	44,140	877,062
	SBA Communications Corp., Class A (a)	42,450	355,306
	Wireless Telecommunication Services Total		1,232,368
	TELECOMMUNICATION SERVICES TOTAL		2,426,174

	Total Common Stocks (cost of $120,462,574)		132,086,113

6

		Par ($)	Value ($)*
Short-Term Obligation – 0.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $1,148,620 (repurchase proceeds $1,125,163)	1,125,000	1,125,000

	Total Short-Term Obligation (cost of $1,125,000)		1,125,000

	Total Investments – 99.0% (cost of $121,587,574)(b)(c)		133,211,113

	Other Assets & Liabilities, Net – 1.0%		1,413,426

	Net Assets – 100.0%		134,624,539

Notes to Investment Portfolio:

*                                         Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $121,587,574.

(c)                                  Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$18,100,482	$(6,476,943)	$11,623,539

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks – 95.3%

CONSUMER DISCRETIONARY – 14.7%

Auto Components – 0.5%
	Autoliv, Inc.	5,650	241,538
	Auto Components Total		241,538
Hotels, Restaurants & Leisure – 3.3%
	Applebee’s International, Inc.	11,570	264,606
	Cheesecake Factory, Inc. (a)	3,860	167,563
	Four Seasons Hotels, Inc.	2,400	162,288
	Harrah’s Entertainment, Inc.	6,620	387,402
	Hilton Hotels Corp.	16,050	319,395
	P.F. Chang’s China Bistro, Inc. (a)	5,090	258,776
	Hotels, Restaurants & Leisure Total		1,560,030
Household Durables – 1.7%
	Garmin Ltd.	7,390	369,500
	Harman International Industries, Inc.	3,460	415,823
	Household Durables Total		785,323
Media – 4.4%
	Entercom Communications Corp. (a)	8,545	283,694
	Getty Images, Inc. (a)	6,820	403,266
	Grupo Televisa SA, ADR	7,150	393,250
	Sirius Satellite Radio, Inc. (a)	31,100	121,290
	Univision Communications, Inc., Class A (a)	7,480	231,581
	XM Satellite Radio Holdings, Inc., Class A (a)	20,450	660,944
	Media Total		2,094,025
Multiline Retail – 0.5%
	Dollar General Corp.	12,920	248,710
	Multiline Retail Total		248,710
Specialty Retail – 3.5%
	Bed Bath & Beyond, Inc. (a)	5,090	207,621
	Chico’s FAS, Inc. (a)	6,980	279,409
	PETCO Animal Supplies, Inc. (a)	11,330	405,274
	PETsMART, Inc.	7,950	254,241
	Williams-Sonoma, Inc. (a)	12,850	490,485
	Specialty Retail Total		1,637,030

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 0.8%
	Columbia Sportswear Co. (a)	6,290	379,664
	Textiles, Apparel & Luxury Goods Total		379,664
	CONSUMER DISCRETIONARY TOTAL		6,946,320
CONSUMER STAPLES – 1.2%

Food Products – 1.2%
	Bunge Ltd.	12,180	581,351
	Food Products Total		581,351
	CONSUMER STAPLES TOTAL		581,351
ENERGY – 9.4%

Energy Equipment & Services – 6.6%
	BJ Services Co.	10,570	539,070
	FMC Technologies, Inc. (a)	6,780	204,959
	Input/Output, Inc. (a)	19,420	135,746
	Key Energy Services, Inc. (a)	26,720	307,280
	Nabors Industries Ltd. (a)	9,370	460,254
	National-Oilwell, Inc. (a)	19,450	655,660
	Precision Drilling Corp. (a)	7,390	455,667
	Weatherford International Ltd. (a)	6,560	342,826
	Energy Equipment & Services Total		3,101,462
Oil & Gas – 2.8%
	Apache Corp.	4,280	216,996
	EOG Resources, Inc.	6,740	448,614
	XTO Energy, Inc.	20,028	668,535
	Oil & Gas Total		1,334,145
	ENERGY TOTAL		4,435,607
FINANCIALS – 5.1%

Capital Markets – 2.3%
	Affiliated Managers Group, Inc. (a)	10,900	608,656
	E*TRADE Financial Corp. (a)	39,000	503,100
	Capital Markets Total		1,111,756
Diversified Financials – 1.0%
	Commercial Capital Bancorp, Inc.	21,700	486,731
	Diversified Financials Total		486,731
Insurance – 1.8%
	Allmerica Financial Corp. (a)	9,510	286,251

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – (continued)
	Ambac Financial Group, Inc.	6,950	542,517
	Insurance Total		828,768
	FINANCIALS TOTAL		2,427,255
HEALTH CARE – 16.3%

Biotechnology – 2.4%
	Affymetrix, Inc. (a)	7,540	229,970
	Amylin Pharmaceuticals, Inc. (a)	32,840	699,492
	Onyx Pharmaceuticals, Inc. (a)	7,600	213,256
	Biotechnology Total		1,142,718
Health Care Equipment & Supplies – 3.1%
	Boston Scientific Corp. (a)	4,570	161,321
	Kinetic Concepts, Inc. (a)	14,310	713,067
	Thermo Electron Corp. (a)	5,500	159,500
	Varian Medical Systems, Inc.	10,250	411,538
	Health Care Equipment & Supplies Total		1,445,426
Health Care Providers & Services – 7.3%
	Accredo Health, Inc. (a)	9,920	228,457
	Caremark Rx, Inc. (a)	27,440	822,377
	Community Health Systems, Inc. (a)	9,730	260,959
	DaVita, Inc. (a)	24,537	726,786
	Manor Care, Inc.	19,440	636,466
	Renal Care Group, Inc. (a)	24,870	784,897
	Health Care Providers & Services Total		3,459,942
Pharmaceuticals – 3.5%
	Endo Pharmaceuticals Holdings, Inc. (a)	13,650	297,570
	IVAX Corp. (a)	12,635	228,693
	Medicis Pharmaceutical Corp., Class A	20,380	828,855
	Nektar Therapeutics (a)	11,430	164,706
	Teva Pharmaceutical Industries Ltd., ADR	5,500	143,000
	Pharmaceuticals Total		1,662,824
	HEALTH CARE TOTAL		7,710,910
INDUSTRIALS – 13.2%

Aerospace & Defense – 1.7%
	United Defense Industries, Inc. (a)	20,410	819,258
	Aerospace & Defense Total		819,258
Commercial Services & Supplies – 4.0%
	ChoicePoint, Inc. (a)	10,606	441,528
	Education Management Corp. (a)	30,700	823,374
	ITT Educational Services, Inc. (a)	4,230	160,782

3

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Commercial Services & Supplies – (continued)
	Manpower, Inc.	9,720	439,830
	Commercial Services & Supplies Total		1,865,514
Construction & Engineering – 0.7%
	Jacobs Engineering Group, Inc. (a)	8,480	345,390
	Construction & Engineering Total		345,390
Electrical Equipment – 1.6%
	American Power Conversion Corp.	24,330	469,083
	Roper Industries, Inc.	4,620	284,869
	Electrical Equipment Total		753,952
Machinery – 4.5%
	Donaldson Co., Inc.	29,280	869,616
	IDEX Corp.	10,200	376,380
	Joy Global, Inc.	9,080	306,813
	Kennametal, Inc.	11,840	550,915
	Machinery Total		2,103,724
Road & Rail – 0.7%
	Sirva, Inc. (a)	14,580	349,920
	Road & Rail Total		349,920
	INDUSTRIALS TOTAL		6,237,758
INFORMATION TECHNOLOGY – 30.2%

Communications Equipment – 6.2%
	3Com Corp. (a)	38,430	159,100
	ADTRAN, Inc.	8,650	186,840
	Andrew Corp. (a)	7,490	104,710
	Avocent Corp. (a)	5,740	204,344
	Comverse Technology, Inc. (a)	43,720	902,381
	F5 Networks, Inc. (a)	12,730	508,563
	Foundry Networks, Inc. (a)	9,740	118,146
	Polycom, Inc. (a)	35,170	726,261
	Communications Equipment Total		2,910,345
Computers & Peripherals – 2.7%
	Electronics for Imaging, Inc. (a)	27,225	491,139
	Lexmark International, Inc., Class A (a)	5,060	420,537
	SanDisk Corp. (a)	16,300	340,181
	Computers & Peripherals Total		1,251,857
Electronic Equipment & Instruments – 3.9%
	Amphenol Corp., Class A (a)	20,240	694,839
	CDW Corp.	9,270	575,018
	FLIR Systems, Inc. (a)	3,700	196,877

4

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Electronic Equipment & Instruments – (continued)
	National Instruments Corp.	14,450	397,809
	Electronic Equipment & Instruments Total		1,864,543
Internet Software & Services – 0.5%
	Ask Jeeves, Inc. (a)	9,810	252,902
	Internet Software & Services Total		252,902
IT Services – 2.2%
	Anteon International Corp. (a)	4,440	174,492
	CACI International, Inc., Class A (a)	5,390	328,628
	DST Systems, Inc. (a)	5,220	234,117
	Global Payments, Inc.	5,850	320,346
	IT Services Total		1,057,583
Semiconductors & Semiconductor Equipment – 7.5%
	Altera Corp. (a)	9,610	218,435
	Fairchild Semiconductor International, Inc., Class A (a)	14,070	202,186
	Integrated Device Technology, Inc. (a)	41,540	491,003
	Marvell Technology Group Ltd. (a)	15,600	445,692
	Microchip Technology, Inc.	11,160	337,590
	National Semiconductor Corp.	11,780	196,726
	NVIDIA Corp. (a)	30,320	438,730
	PMC-Sierra, Inc. (a)	19,730	202,430
	Power Integrations, Inc. (a)	20,800	445,120
	Silicon Laboratories, Inc. (a)	18,410	551,748
	Semiconductors & Semiconductor Equipment Total		3,529,660
Software – 7.2%
	Amdocs Ltd. (a)	13,260	333,489
	Autodesk, Inc.	6,300	332,325
	BEA Systems, Inc. (a)	12,340	100,201
	BMC Software, Inc. (a)	18,870	357,020
	Hyperion Solutions Corp. (a)	5,970	239,576
	Macromedia, Inc. (a)	25,710	697,769
	Mercury Interactive Corp. (a)	12,250	532,018
	Shanda Interactive Entertainment Ltd., ADR (a)	7,900	240,073
	Siebel Systems, Inc. (a)	28,040	266,380

5

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)
	VERITAS Software Corp. (a)	13,260	290,129
	Software Total		3,388,980
	INFORMATION TECHNOLOGY TOTAL		14,255,870
MATERIALS – 4.1%

Chemicals – 2.5%
	Airgas, Inc.	14,780	363,588
	Potash Corp. of Saskatchewan, Inc.	12,470	832,871
	Chemicals Total		1,196,459
Metals & Mining – 1.6%
	Allegheny Technologies, Inc.	11,610	195,164
	Arch Coal, Inc.	6,620	215,283
	Peabody Energy Corp.	5,400	344,412
	Metals & Mining Total		754,859
	MATERIALS TOTAL		1,951,318
TELECOMMUNICATION SERVICES – 1.1%

Wireless Telecommunication Services – 1.1%
	Nextel Partners, Inc., Class A (a)	30,640	515,977
	Wireless Telecommunication Services Total		515,977
	TELECOMMUNICATION SERVICES TOTAL		515,977
	Total Common Stocks (cost of $40,219,574)		45,062,366

		Par ($)
Short-Term Obligations – 4.4%

	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Note maturing 08/15/11, market value of $2,098,875 (repurchase proceeds $2,053,298)	2,053,000	2,053,000

	Total Short-Term Obligation (cost of $2,053,000)		2,053,000

	Total Investments – 99.7% (cost of $42,272,574) (b) (c)		47,115,366

	Other Assets & Liabilities, Net – 0.3%		162,889

	Net Assets – 100.0%		47,278,255

6

Notes to Investment Portfolio:

*              Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purposes is $42,272,574.

(c)           Unrealized appreciation and depreciation at October 31, 2004, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,122,871	$(1,280,079)	$4,842,792

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 97.9%

CONSUMER DISCRETIONARY – 16.7%

Hotels, Restaurants & Leisure – 3.3%
	Alliance Gaming Corp. (a)	14,500	134,125
	Gaylord Entertainment Co. (a)	13,000	435,630
	Pinnacle Entertainment, Inc. (a)	18,300	269,010
	Scientific Games Corp., Class A (a)	21,900	463,842
	Hotels, Restaurants & Leisure Total		1,302,607
Leisure Equipment & Products – 1.0%
	Marvel Enterprises, Inc. (a)	24,900	383,460
	Leisure Equipment & Products Total		383,460
Media – 4.7%
	Arbitron, Inc.	9,200	332,764
	Cumulus Media, Inc., Class A (a)	23,500	381,875
	Lin TV Corp., Class A (a)	19,400	352,692
	Radio One, Inc., Class D (a)	21,300	312,897
	Sinclair Broadcast Group, Inc., Class A	38,900	272,300
	TiVo, Inc. (a)	35,000	235,375
	Media Total		1,887,903
Multiline Retail – 0.5%
	Fred’s, Inc.	11,300	198,089
	Multiline Retail Total		198,089
Specialty Retail – 6.4%
	Bombay Co., Inc. (a)	39,600	221,760
	Cost Plus, Inc. (a)	13,200	426,360
	Jarden Corp. (a)	15,950	560,164
	Pacific Sunwear of California, Inc. (a)	17,300	405,512
	Party City Corp. (a)	14,200	207,888
	PETCO Animal Supplies, Inc. (a)	9,600	343,392
	Sharper Image Corp. (a)	17,700	362,407
	Specialty Retail Total		2,527,483

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Textiles, Apparel & Luxury Goods – 0.8%
	Carter’s, Inc. (a)	10,100	317,746
	Textiles, Apparel & Luxury Goods Total		317,746
	CONSUMER DISCRETIONARY TOTAL		6,617,288
CONSUMER STAPLES – 0.4%
Food & Staples Retailing – 0.4%
	Performance Food Group Co. (a)	6,900	160,494
	Food & Staples Retailing Total		160,494
	CONSUMER STAPLES TOTAL		160,494
ENERGY – 3.4%
Energy Equipment & Services – 2.1%
	Key Energy Services, Inc. (a)	20,900	240,350
	Maverick Tube Corp. (a)	8,000	210,960
	Unit Corp. (a)	10,400	385,736
	Energy Equipment & Services Total		837,046
Oil & Gas – 1.3%
	Edge Petroleum Corp. (a)	7,300	110,741
	Energy Partners Ltd. (a)	2,700	47,412
	Mission Resources Corp. (a)	25,200	154,350
	Western Gas Resources, Inc.	7,000	205,030
	Oil & Gas Total		517,533
	ENERGY TOTAL		1,354,579
FINANCIALS – 10.7%
Capital Markets – 1.3%
	Jefferies Group, Inc.	13,200	529,716
	Capital Markets Total		529,716
Commercial Banks – 3.7%
	Boston Private Financial Holdings, Inc.	12,000	294,480
	East-West Bancorp, Inc.	10,900	436,436
	Mercantile Bank Corp.	9,580	360,400
	Prosperity Bancshares, Inc.	14,000	381,500
	Commercial Banks Total		1,472,816
Diversified Financials – 2.6%
	ACE Cash Express, Inc. (a)	8,900	231,489
	Greenhill & Co., Inc.	11,300	254,137
	MTC Technologies, Inc. (a)	13,000	355,225
	National Financial Partners Corp.	6,700	205,958
	Diversified Financials Total		1,046,809

2

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)
Insurance – 2.2%
	Infinity Property & Casualty Corp.	15,200	472,416
	Philadelphia Consolidated Holding Co. (a)	6,700	388,466
	Insurance Total		860,882
Thrifts & Mortgage Finance – 0.9%
	Commercial Capital Bancorp, Inc.	14,933	334,947
	Thrifts & Mortgage Finance Total		334,947
	FINANCIALS TOTAL		4,245,170
HEALTH CARE – 21.0%
Biotechnology – 4.6%
	BioMarin Pharmaceuticals, Inc. (a)	30,700	126,791
	Cell Therapeutics, Inc. (a)	32,800	203,360
	Cytogen Corp. (a)	17,900	176,494
	Enzo Biochem, Inc. (a)	3,500	61,915
	Exact Sciences Corp. (a)	25,100	66,515
	NeoPharm, Inc. (a)	29,021	210,838
	Neurocrine Biosciences, Inc. (a)	7,100	330,505
	Protein Design Labs, Inc. (a)	17,900	342,785
	Telik, Inc. (a)	17,100	315,495
	Biotechnology Total		1,834,698
Health Care Equipment & Supplies – 6.5%
	Bio-Rad Laboratories, Inc., Class A (a)	7,000	364,140
	Cardiac Science, Inc. (a)	56,400	95,880
	Conceptus, Inc. (a)	20,800	178,152
	Integra LifeSciences Holdings Corp. (a)	10,100	324,008
	LCA-Vision, Inc.	15,100	444,166
	Medical Action Industries, Inc. (a)	23,800	395,794
	Palomar Medical Technologies, Inc. (a)	5,700	116,793
	SonoSite, Inc. (a)	13,300	384,171
	SurModics, Inc. (a)	10,700	287,295
	Health Care Equipment & Supplies Total		2,590,399
Health Care Providers & Services – 3.1%
	Advisory Board Co. (a)	13,200	430,056
	America Service Group, Inc. (a)	6,411	229,321
	Isolagen, Inc. (a)	23,500	160,035
	LifePoint Hospitals, Inc. (a)	8,200	265,844
	U.S. Physical Therapy, Inc. (a)	9,000	135,900
	Health Care Providers & Services Total		1,221,156
Pharmaceuticals – 6.8%
	Advancis Pharmaceutical Corp. (a)	21,800	61,258
	Atrix Laboratories, Inc. (a)	9,200	285,016

3

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – (continued)
	BioSante Pharmaceuticals, Inc. (a)	7,600	75,848
	Bone Care International, Inc. (a)	14,600	335,289
	Caraco Pharmaceutical Laboratories Ltd. (a)	7,500	60,600
	DepoMed, Inc. (a)	46,900	209,877
	DOV Pharmaceutical, Inc. (a)	20,600	339,488
	Nektar Therapeutics (a)	21,800	314,138
	Noven Pharmaceuticals, Inc. (a)	15,600	351,780
	Renovis, Inc. (a)	18,400	210,680
	Salix Pharmaceuticals Ltd. (a)	16,450	263,694
	Taro Pharmaceuticals Industries Ltd. (a)	7,400	196,618
	Pharmaceuticals Total		2,704,286
	HEALTH CARE TOTAL		8,350,539
INDUSTRIALS – 14.0%
Aerospace & Defense – 1.0%
	DRS Technologies, Inc. (a)	11,000	398,420
	Aerospace & Defense Total		398,420
Air Freight & Logistics – 2.1%
	EGL, Inc. (a)	13,300	425,334
	UTI Worldwide, Inc.	6,100	396,500
	Air Freight & Logistics Total		821,834
Commercial Services & Supplies – 4.7%
	Corporate Executive Board Co.	5,400	343,710
	Educate, Inc. (a)	22,000	264,880
	Laureate Education, Inc. (a)	7,300	286,306
	MDC Partners, Inc., Class A (a)	27,500	324,500
	Navigant Consulting, Inc. (a)	13,900	345,693
	NCO Group, Inc. (a)	10,600	283,550
	Commercial Services & Supplies Total		1,848,639
Construction & Engineering – 0.8%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	10,200	315,690
	Construction & Engineering Total		315,690
Electrical Equipment – 0.6%
	Plug Power, Inc. (a)	37,700	225,635
	Electrical Equipment Total		225,635
Machinery – 1.5%
	Cuno, Inc. (a)	5,300	304,750
	RAE Systems, Inc. (a)	26,000	181,220

4

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Machinery – (continued)
	Wabash National Corp. (a)	5,300	130,274
	Machinery Total		616,244
Road & Rail – 2.7%
	Genesee & Wyoming, Inc., Class A (a)	13,982	354,024
	Heartland Express, Inc.	18,250	373,395
	Sirva, Inc. (a)	15,200	364,800
	Road & Rail Total		1,092,219
Trading Companies & Distributors – 0.6%
	Aceto Corp.	16,400	258,464
	Trading Companies & Distributors Total		258,464
	INDUSTRIALS TOTAL		5,577,145
INFORMATION TECHNOLOGY – 29.4%
Communications Equipment – 3.3%
	F5 Networks, Inc. (a)	11,200	447,440
	Finisar Corp. (a)	66,200	97,314
	Foundry Networks, Inc. (a)	28,200	342,066
	Inter-Tel, Inc.	11,521	311,067
	NMS Communications Corp. (a)	28,900	126,148
	Communications Equipment Total		1,324,035
Computers & Peripherals – 2.3%
	Applied Films Corp. (a)	11,700	271,323
	Cray, Inc. (a)	43,100	144,170
	PalmSource, Inc. (a)	16,700	374,414
	Pinnacle Systems, Inc. (a)	29,600	137,936
	Computers & Peripherals Total		927,843
Electronic Equipment & Instruments – 3.2%
	Anixter International, Inc. (a)	7,600	293,664
	Global Imaging Systems, Inc. (a)	11,400	401,280
	Itron, Inc. (a)	15,600	326,664
	OSI Systems, Inc. (a)	14,500	252,445
	Electronic Equipment & Instruments Total		1,274,053
Internet Software & Services – 4.2%
	Corillian Corp. (a)	64,700	318,324
	Digital River, Inc. (a)	8,100	269,730
	Digitas, Inc. (a)	39,600	356,400
	Equinix, Inc. (a)	7,000	263,830
	Retek, Inc. (a)	62,700	346,104
	TeleCommunication Systems, Inc., Class A (a)	32,100	100,794
	Internet Software & Services Total		1,655,182

5

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – 0.6%
	MAXIMUS, Inc. (a)	8,800	239,184
	IT Services Total		239,184
Semiconductors & Semiconductor Equipment – 8.9%
	Artisan Components, Inc. (a)	13,200	426,888
	August Technology Corp. (a)	16,600	129,397
	Brooks Automation, Inc. (a)	24,800	369,024
	DSP Group, Inc. (a)	9,400	186,402
	Entegris, Inc. (a)	40,100	371,126
	FEI Co. (a)	14,500	280,720
	Integrated Circuit Systems, Inc. (a)	8,300	187,165
	IXYS Corp. (a)	37,100	264,152
	Laedis Technology, Inc.	18,600	146,382
	Mykrolis Corp. (a)	19,000	199,690
	Silicon Image, Inc. (a)	18,400	252,080
	Silicon Storage Technology, Inc. (a)	36,200	269,690
	Ultratech, Inc. (a)	19,700	335,294
	Zoran Corp. (a)	10,900	109,981
	Semiconductors & Semiconductor Equipment Total		3,527,991
Software – 6.9%
	Activision, Inc. (a)	17,611	255,007
	Captiva Software Corp. (a)	26,000	255,840
	Epicor Software Corp. (a)	18,600	285,882
	FileNET Corp. (a)	8,800	244,904
	Magma Design Automation, Inc. (a)	21,100	273,667
	Manhattan Associates, Inc. (a)	10,500	215,985
	Micromuse, Inc. (a)	70,000	300,300
	OpenTV Corp., Class A (a)	81,900	263,718
	ScanSoft, Inc. (a)	43,600	168,950
	Take-Two Interactive Software, Inc. (a)	9,700	319,712
	Verity, Inc. (a)	12,400	160,208
	Software Total		2,744,173
	INFORMATION TECHNOLOGY TOTAL		11,692,461
MATERIALS – 2.3%
Chemicals – 0.4%
	Landec Corp. (a)	25,900	177,933
	Chemicals Total		177,933
Metals & Mining – 1.9%
	AMCOL International Corp.	11,100	195,249

6

		Shares	Value ($)*
Common Stocks – (continued)

MATERIALS – (continued)

Metals & Mining – (continued)
	Oregon Steel Mills, Inc. (a)	18,800	272,976
	Steel Technologies, Inc.	11,300	270,748
	Metals & Mining Total		738,973
	MATERIALS TOTAL		916,906

	Total Common Stocks (cost of $36,847,518)		38,914,582

		Par ($)
Short-Term Obligation – 2.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 05/15/16, market value of $862,006 (repurchase proceeds $843,123)	843,000	843,000

	Total Short-Term Obligation (cost of $843,000)		843,000

	Total Investments – 100.0% (cost of $37,690,518)(b)(c)		39,757,582

	Other Assets & Liabilities, Net – 0.0%		(7,808)

	Net Assets – 100.0%		39,749,774

Notes to Investment Portfolio:

*                                         Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $37,690,518.

(c)                                  Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,083,860	$(4,016,796)	$2,067,064

7

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.2%

CONSUMER DISCRETIONARY – 12.9%

Auto Components – 1.1%
	BorgWarner, Inc.	5,300	245,814
	Modine Manufacturing Co.	4,000	122,840
	Standard Motor Products, Inc.	9,200	140,208
	Auto Components Total		508,862
Hotels, Restaurants & Leisure – 3.6%
	Bally Total Fitness Holding Corp. (a)	16,000	64,000
	Bob Evans Farms, Inc.	5,061	120,655
	Buca, Inc. (a)	21,600	95,688
	Dave & Buster’s, Inc. (a)	10,800	191,700
	Landry’s Restaurants, Inc.	8,900	241,012
	Lone Star Steakhouse & Saloon, Inc.	11,900	286,909
	Marcus Corp.	11,000	233,860
	Scientific Games Corp., Class A (a)	16,100	340,998
	Hotels, Restaurants & Leisure Total		1,574,822
Household Durables – 1.3%
	American Greetings Corp., Class A	6,500	171,925
	CSS Industries, Inc.	5,500	169,675
	Kimball International, Inc., Class B	12,000	162,600
	Russ Berrie & Co., Inc.	3,800	79,230
	Household Durables Total		583,430
Leisure Equipment & Products – 0.3%
	Action Performance Companies, Inc.	13,500	124,875
	Travis Boats & Motors, Inc. (a)	300	90
	Leisure Equipment & Products Total		124,965
Media – 1.6%
	4Kids Entertainment, Inc. (a)	10,500	192,045
	Journal Communications, Inc., Class A	7,100	114,452
	Liberty Corp.	5,100	206,193
	Media General, Inc., Class A	3,000	174,900
	Media Total		687,590
Multiline Retail – 0.3%
	ShopKo Stores, Inc. (a)	8,000	137,920
	Multiline Retail Total		137,920
Specialty Retail – 2.7%
	Building Material Holding Corp.	5,300	153,170
	GameStop Corp., Class A (a)	12,700	248,793
	Goody’s Family Clothing, Inc.	15,400	135,366
	Monro Muffler, Inc. (a)	11,720	285,206

1

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Specialty Retail – (continued)
	Movie Gallery, Inc.	3,700	59,866
	Pier 1 Imports, Inc.	8,700	156,165
	Rent-Way, Inc. (a)	12,700	99,568
	TBC Corp. (a)	3,300	73,359
	Specialty Retail Total		1,211,493
Textiles, Apparel & Luxury Goods – 2.0%
	Culp, Inc. (a)	3,900	23,400
	Delta Apparel, Inc.	3,400	76,670
	Hampshire Group Ltd. (a)	6,100	186,294
	Kellwood Co.	7,900	248,534
	Russell Corp.	8,700	150,423
	Stride Rite Corp.	11,000	113,850
	Tandy Brands Accessories, Inc.	5,200	72,800
	Textiles, Apparel & Luxury Goods Total		871,971
	CONSUMER DISCRETIONARY TOTAL		5,701,053

CONSUMER STAPLES – 2.4%

Food & Staples Retailing – 0.6%
	BJ’s Wholesale Club, Inc. (a)	4,800	139,344
	Chronimed, Inc. (a)	12,900	76,626
	Winn-Dixie Stores, Inc.	12,200	41,968
	Food & Staples Retailing Total		257,938
Food Products – 1.8%
	Central Garden & Pet Co. (a)	2,500	89,300
	Corn Products International, Inc.	8,800	432,960
	John B. Sanfilippo & Son, Inc. (a)	2,700	48,681
	M&F Worldwide Corp. (a)	9,200	123,280
	Omega Protein Corp. (a)	12,400	102,176
	Food Products Total		796,397
	CONSUMER STAPLES TOTAL		1,054,335

ENERGY – 5.9%

Energy Equipment & Services – 1.7%
	Lufkin Industries, Inc.	7,100	251,411
	Universal Compression Holdings, Inc. (a)	6,200	214,396
	Willbros Group, Inc. (a)	19,000	280,630
	Energy Equipment & Services Total		746,437

2

		Shares	Value ($)*
Common Stocks – (continued)

ENERGY – (continued)

Oil & Gas – 4.2%
	Carrizo Oil & Gas, Inc. (a)	19,500	194,025
	Cimarex Energy Co. (a)	5,700	204,516
	Energy Partners Ltd. (a)	10,500	184,380
	Harvest Natural Resources, Inc. (a)	15,500	234,360
	Magnum Hunter Resources, Inc. (a)	17,400	210,540
	Range Resources Corp.	10,900	171,130
	Stone Energy Corp. (a)	6,100	251,137
	Western Gas Resources, Inc.	9,200	269,468
	Whiting Petroleum Corp. (a)	4,800	142,464
	Oil & Gas Total		1,862,020
	ENERGY TOTAL		2,608,457

FINANCIALS – 27.9%

Capital Markets – 0.2%
	LaBranche & Co., Inc. (a)	10,200	72,318
	Capital Markets Total		72,318
Commercial Banks – 11.9%
	BancFirst Corp.	1,100	71,544
	BancorpSouth, Inc.	8,200	195,078
	BancTrust Financial Group, Inc.	5,600	106,400
	Bank of Granite Corp.	7,900	164,122
	Bryn Mawr Bank Corp.	9,800	192,472
	Capitol Bancorp Ltd.	8,500	260,865
	Chemical Financial Corp.	7,900	294,907
	Chittenden Corp.	11,150	315,768
	Columbia Banking System, Inc.	6,200	151,900
	Community Trust Bancorp, Inc.	4,760	157,080
	Corus Bankshares, Inc.	7,300	335,873
	First Citizens BancShares, Inc., Class A	1,200	141,540
	First Financial Bankshares, Inc.	3,950	166,611
	Greater Bay Bancorp	6,300	196,844
	Hancock Holding Co.	3,700	117,105
	ITLA Capital Corp. (a)	3,800	184,000
	MASSBANK Corp.	2,700	101,250
	Merchants Bancshares, Inc.	6,300	182,700
	Mid-State Bancshares	11,400	305,862
	Northrim BanCorp, Inc.	5,800	131,950
	Riggs National Corp.	6,500	137,215
	S.Y. Bancorp, Inc.	1,200	27,240

3

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Commercial Banks – (continued)
	Sterling Bancshares, Inc.	18,900	267,813
	TriCo Bancshares	16,000	347,360
	UMB Financial Corp.	5,100	262,395
	Whitney Holding Corp.	5,600	244,216
	Wintrust Financial Corp.	3,500	199,500
	Commercial Banks Total		5,259,610
Consumer Finance – 0.8%
	Cash America International, Inc.	14,700	371,910
	Consumer Finance Total		371,910
Diversified Financials – 1.5%
	Metris Companies, Inc. (a)	24,000	230,400
	MFC Bancorp Ltd. (a)	19,400	329,606
	QC Holdings, Inc. (a)	5,600	89,208
	Diversified Financials Total		649,214
Insurance – 5.6%
	AmerUs Group Co.	3,200	133,696
	Baldwin & Lyons, Inc., Class B	4,100	102,828
	CNA Surety Corp. (a)	12,500	147,125
	Commerce Group, Inc.	3,900	197,379
	Delphi Financial Group, Inc., Class A	7,100	290,177
	Harleysville Group, Inc.	9,700	202,051
	Horace Mann Educators Corp.	9,700	164,900
	Kansas City Life Insurance Co.	900	36,900
	Navigators Group, Inc. (a)	3,900	115,011
	Phoenix Companies, Inc.	20,000	211,000
	ProCentury Corp.	13,400	129,444
	Quanta Capital Holdings Ltd. (a)	16,400	147,600
	RLI Corp.	5,800	220,574
	UICI	3,300	97,614
	United National Group Ltd., Class A (a)	10,700	165,957
	Universal American Financial Corp. (a)	8,200	99,712
	Insurance Total		2,461,968
Real Estate – 7.9%
	Alexandria Real Estate Equities, Inc., REIT	4,200	277,410
	American Financial Realty Trust, REIT	9,700	142,590
	BioMed Realty Trust, Inc.	14,200	258,156
	Boykin Lodging Co., REIT (a)	16,200	136,080
	Brandywine Realty Trust, REIT	6,300	185,346

4

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Real Estate – (continued)
	Eagle Hospitality Properties Trust, Inc. (a)	1,600	15,200
	EastGroup Properties, Inc., REIT	7,300	258,639
	Equity One, Inc., REIT	9,500	199,405
	First Potomac Realty Trust, REIT	8,600	173,892
	Getty Realty Corp., REIT	6,300	177,156
	Gladstone Commercial Corp., REIT	7,600	124,260
	Mid-America Apartment Communities, Inc., REIT	7,400	291,042
	Nationwide Health Properties, Inc., REIT	12,500	282,125
	PS Business Parks, Inc., REIT	8,900	390,888
	Tanger Factory Outlet Centers, Inc., REIT	4,300	203,175
	U-Store-It Trust, REIT (a)	5,700	95,247
	Universal Health Realty Income Trust, REIT	4,300	135,106
	Urstadt Biddle Properties, Inc., Class A, REIT	9,300	149,730
	Real Estate Total		3,495,447
	FINANCIALS TOTAL		12,310,467

HEALTH CARE – 4.6%

Health Care Equipment & Supplies – 0.2%
	Sola International, Inc. (a)	4,400	84,392
	Health Care Equipment & Supplies Total		84,392
Health Care Providers & Services – 4.0%
	Capital Senior Living Corp. (a)	4,300	22,790
	Cross Country Healthcare, Inc. (a)	9,100	134,953
	Genesis HealthCare Corp. (a)	4,900	150,332
	Gentiva Health Services, Inc. (a)	9,200	156,078
	Hooper Holmes, Inc.	23,200	121,800
	Kindred Healthcare, Inc. (a)	10,700	257,870
	Orthodontic Centers of America, Inc. (a)	18,800	77,644
	PAREXEL International Corp. (a)	11,700	225,225
	Pediatrix Medical Group, Inc. (a)	4,600	258,750
	Province Healthcare Co. (a)	6,000	128,640
	Stewart Enterprises, Inc., Class A (a)	29,900	212,888
	Health Care Providers & Services Total		1,746,970

5

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Pharmaceuticals – 0.4%
	Perrigo Co.	9,500	172,710
	Pharmaceuticals Total		172,710
	HEALTH CARE TOTAL		2,004,072

INDUSTRIALS – 19.6%

Aerospace & Defense – 2.7%
	AAR Corp. (a)	13,535	159,036
	Esterline Technologies Corp. (a)	9,300	293,880
	Herley Industries, Inc. (a)	6,700	117,719
	Kaman Corp., Class A	11,400	125,400
	Ladish Co., Inc. (a)	14,400	145,152
	Precision Castparts Corp.	5,500	330,000
	Aerospace & Defense Total		1,171,187
Air Freight & Logistics – 1.1%
	HUB Group, Inc., Class A (a)	6,811	273,939
	Ryder System, Inc.	4,300	215,430
	Air Freight & Logistics Total		489,369
Airlines – 0.6%
	FLYi, Inc. (a)	6,900	9,660
	MAIR Holdings, Inc. (a)	6,900	62,169
	Skywest, Inc.	10,000	170,800
	Airlines Total		242,629
Building Products – 0.5%
	NCI Building Systems, Inc. (a)	7,200	231,480
	Building Products Total		231,480
Commercial Services & Supplies – 4.9%
	ABM Industries, Inc.	9,900	205,425
	Angelica Corp.	5,200	124,800
	Casella Waste Systems, Inc., Class A (a)	21,000	260,820
	Century Business Services, Inc. (a)	12,542	55,561
	Consolidated Graphics, Inc. (a)	9,400	401,380
	Danka Business Systems PLC, ADR (a)	13,800	47,886
	Electro Rent Corp.	4,100	46,473
	First Consulting Group, Inc. (a)	929	4,366
	Healthcare Services Group, Inc.	12,050	223,287
	Imagistics International, Inc. (a)	10,400	357,968
	NCO Group, Inc. (a)	6,300	168,525

6

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Commercial Services & Supplies – (continued)
	SOURCECORP, Inc. (a)	6,300	105,714
	TeleTech Holdings, Inc. (a)	15,600	156,000
	Commercial Services & Supplies Total		2,158,205
Construction & Engineering – 1.9%
	Comfort Systems USA, Inc. (a)	21,400	148,302
	Dycom Industries, Inc. (a)	9,400	306,910
	EMCOR Group, Inc. (a)	3,100	122,667
	MasTec, Inc. (a)	3,800	26,258
	Quanta Services, Inc. (a)	6,300	42,336
	Washington Group International, Inc. (a)	5,900	205,733
	Construction & Engineering Total		852,206
Electrical Equipment – 1.6%
	C&D Technologies, Inc.	9,200	164,680
	Genlyte Group, Inc. (a)	3,600	264,816
	Powell Industries, Inc. (a)	3,000	48,360
	Woodward Governor Co.	3,500	211,925
	Electrical Equipment Total		689,781
Machinery – 3.7%
	Alamo Group, Inc.	4,400	81,400
	Briggs & Stratton Corp.	3,300	236,973
	EnPro Industries, Inc. (a)	10,000	219,600
	Harsco Corp.	7,100	343,995
	Kadant, Inc. (a)	9,400	169,670
	Robbins & Myers, Inc.	8,819	183,876
	Stewart & Stevenson Services, Inc.	13,100	222,700
	Tecumseh Products Co., Class A	4,200	181,776
	Machinery Total		1,639,990
Road & Rail – 1.3%
	Covenant Transport, Inc., Class A (a)	7,200	124,668
	Dollar Thrifty Automotive Group, Inc. (a)	6,300	151,956
	U.S. Xpress Enterprises, Inc., Class A (a)	4,300	87,935
	Werner Enterprises, Inc.	10,600	224,720
	Road & Rail Total		589,279
Trading Companies & Distributors – 1.3%
	Hughes Supply, Inc.	9,810	278,702

7

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Trading Companies & Distributors – (continued)
	Watsco, Inc.	11,100	315,906
	Trading Companies & Distributors Total		594,608
	INDUSTRIALS TOTAL		8,658,734

INFORMATION TECHNOLOGY – 12.3%

Communications Equipment – 1.2%
	Anaren, Inc. (a)	12,900	157,960
	Belden CDT, Inc.	6,150	136,715
	Black Box Corp.	3,800	149,264
	Tollgrade Communications, Inc. (a)	10,200	97,002
	Communications Equipment Total		540,941
Computers & Peripherals – 1.2%
	ActivCard Corp. (a)	15,500	123,845
	Advanced Digital Information Corp. (a)	2,900	25,955
	Electronics for Imaging, Inc. (a)	3,300	59,532
	Hypercom Corp. (a)	18,200	117,936
	Imation Corp.	1,800	56,286
	Innovex, Inc. (a)	12,200	58,560
	Intergraph Corp. (a)	3,656	91,162
	Computers & Peripherals Total		533,276
Electronic Equipment & Instruments – 3.5%
	Agilysys, Inc.	7,800	133,302
	Anixter International, Inc.	3,900	150,696
	Benchmark Electronics, Inc. (a)	5,100	173,247
	Brightpoint, Inc. (a)	14,700	223,293
	Checkpoint Systems, Inc. (a)	9,800	167,580
	Identix, Inc. (a)	18,900	137,781
	MTS Systems Corp.	7,000	180,565
	NU Horizons Electronics Corp. (a)	16,200	117,126
	OSI Systems, Inc. (a)	6,300	109,683
	Planar Systems, Inc. (a)	7,500	72,900
	Vishay Intertechnology, Inc. (a)	6,100	78,873
	Electronic Equipment & Instruments Total		1,545,046
Internet Software & Services – 0.7%
	Digitas, Inc. (a)	8,120	73,080
	Keynote Systems, Inc. (a)	12,300	172,999
	Stellent, Inc. (a)	7,600	54,568
	Internet Software & Services Total		300,647

8

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

IT Services – 2.1%
	Acxiom Corp.	9,400	235,000
	Computer Horizons Corp. (a)	17,700	66,198
	Inforte Corp. (a)	12,200	82,350
	Lightbridge, Inc. (a)	15,000	75,900
	MAXIMUS, Inc. (a)	3,200	86,976
	MPS Group, Inc. (a)	35,000	368,550
	IT Services Total		914,974
Semiconductors & Semiconductor Equipment – 0.5%
	Exar Corp. (a)	9,900	148,698
	Pericom Semiconductor Corp. (a)	9,800	88,151
	Semiconductors & Semiconductor Equipment Total		236,849
Software – 3.1%
	Ascential Software Corp. (a)	11,900	167,671
	Captaris, Inc. (a)	25,100	115,460
	Internet Security Systems, Inc. (a)	9,300	202,368
	Lawson Software, Inc. (a)	12,200	69,784
	MSC.Software Corp. (a)	16,100	139,909
	PLATO Learning, Inc. (a)	20,300	180,772
	SeaChange International, Inc. (a)	10,400	177,216
	Sybase, Inc. (a)	7,500	118,725
	Transaction Systems Architects, Inc., Class A (a)	11,800	193,461
	Software Total		1,365,366
	INFORMATION TECHNOLOGY TOTAL		5,437,099

MATERIALS – 8.9%

Chemicals – 2.6%
	Cytec Industries, Inc.	4,700	218,597
	H.B. Fuller Co.	5,600	150,640
	Lubrizol Corp.	3,500	121,555
	Minerals Technologies, Inc.	3,600	216,360
	Schulman (A.), Inc.	7,300	144,905
	Sensient Technologies Corp.	7,100	154,212
	Stepan Co.	6,000	144,600
	Chemicals Total		1,150,869
Construction Materials – 0.7%
	Eagle Materials, Inc.	4,600	317,906
	Construction Materials Total		317,906
Containers & Packaging – 1.1%
	Aptargroup, Inc.	4,100	192,372

9

		Shares	Value ($)*
Common Stocks – (continued)

MATERIALS – (continued)

Containers & Packaging – (continued)
	Greif, Inc., Class A	7,000	290,850
	Containers & Packaging Total		483,222
Metals & Mining – 3.7%
	AMCOL International Corp.	6,500	114,335
	Carpenter Technology Corp.	10,100	479,346
	Metal Management, Inc. (a)	13,900	252,980
	Peabody Energy Corp.	4,200	267,876
	RTI International Metals, Inc. (a)	12,700	254,381
	Steel Technologies, Inc.	10,200	244,392
	Metals & Mining Total		1,613,310
Paper & Forest Products – 0.8%
	Glatfelter	15,100	187,693
	Mercer International, Inc. (a)	17,300	151,375
	Paper & Forest Products Total		339,068
	MATERIALS TOTAL		3,904,375

TELECOMMUNICATION SERVICES – 0.7%

Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	7,400	152,588
	Diversified Telecommunication Services Total		152,588
Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	9,430	150,220
	Wireless Telecommunication Services Total		150,220
	TELECOMMUNICATION SERVICES TOTAL		302,808

UTILITIES – 4.0%

Electric Utilities – 3.3%
	Allete, Inc.	4,200	142,716
	Central Vermont Public Service Corp.	10,500	230,790
	CH Energy Group, Inc.	7,000	312,410
	El Paso Electric Co. (a)	12,000	199,800
	Maine & Maritimes Corp.	2,300	66,010
	MGE Energy, Inc.	4,100	129,929
	Otter Tail Corp.	6,100	157,807
	Puget Energy, Inc.	10,200	237,252
	Electric Utilities Total		1,476,714
Gas Utilities – 0.7%
	Cascade Natural Gas Corp.	4,500	91,170
	Northwest Natural Gas Co.	3,400	107,780

10

		Shares	Value ($)*
Common Stocks – (continued)

UTILITIES – (continued)

Gas Utilities – (continued)
	WGL Holdings, Inc.	3,600	102,420
	Gas Utilities Total		301,370
	UTILITIES TOTAL		1,778,084

	Total Common Stocks (cost of $36,260,086)		43,759,484

		Par ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 11/15/28, market value of $128,859 (repurchase proceeds $126,018)	126,000	126,000

	Total Short-Term Obligation (cost of $126,000)		126,000

	Total Investments – 99.5% (cost of $36,386,086) (b)(c)		43,885,484

	Other Assets & Liabilities, Net – 0.5%		200,721

	Net Assets – 100.0%		44,086,205

Notes to Investment Portfolio:

*                                         Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $36,386,086.

(c)                                  Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$8,739,981	$(1,240,583)	$7,499,398

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO

October 31, 2004 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks – 83.1%

CONSUMER DISCRETIONARY – 9.5%

Auto Components – 1.0%
	Cooper Tire & Rubber Co.	33,500	652,580
	Modine Manufacturing Co.	85,350	2,621,099
	Nokian Renkaat Oyj	30,360	3,298,902
	Auto Components Total		6,572,581
Automobiles – 0.2%
	Brilliance China Automotive Holdings Ltd., ADR	60,000	1,266,000
	Automobiles Total		1,266,000
Hotels, Restaurants & Leisure – 0.2%
	Fairmont Hotels & Resorts, Inc.	50,000	1,419,000
	Hotels, Restaurants & Leisure Total		1,419,000
Household Durables – 1.1%
	Ekornes ASA	130,000	2,963,030
	Matsushita Electric Industrial Co., Ltd., ADR	100,000	1,451,000
	Newell Rubbermaid, Inc.	42,500	916,300
	Pioneer Corp., ADR	40,000	740,000
	Sony Corp., ADR	32,500	1,132,625
	Household Durables Total		7,202,955
Internet & Catalog Retail – 1.0%
	eBay, Inc. (a)	42,500	4,148,425
	IAC/InterActiveCorp (a)	82,500	1,783,650
	Stamps.com, Inc. (a)	40,000	555,200
	Internet & Catalog Retail Total		6,487,275
Leisure Equipment & Products – 0.3%
	Eastman Kodak Co.	60,000	1,816,800
	Leisure Equipment & Products Total		1,816,800
Media – 3.9%
	Comcast Corp., Class A (a)	75,000	2,178,000
	DIRECTV Group, Inc. (a)	150,000	2,515,500
	Entravision Communications Corp., Class A (a)	90,000	724,500
	Fox Entertainment Group, Inc., Class A (a)	42,000	1,245,720
	Gemstar-TV Guide International, Inc. (a)	75,000	431,250
	Grupo Televisa SA, ADR (a)	75,000	4,125,000
	John Wiley & Sons, Inc., Class A	30,000	973,500

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER DISCRETIONARY – (continued)

Media – (continued)
	Liberty Media Corp. (a)	150,000	1,338,000
	Liberty Media International, Inc., Class A (a)	7,500	270,375
	Media General, Inc., Class A	52,500	3,060,750
	Pixar, Inc. (a)	20,000	1,608,400
	Pulitzer, Inc.	20,000	1,054,400
	Sirius Satellite Radio, Inc. (a)	50,000	195,000
	Time Warner, Inc. (a)	150,815	2,509,561
	Viacom, Inc., Class B	80,310	2,930,512
	Media Total		25,160,468
Multiline Retail – 1.1%
	Dillard’s, Inc., Class A	87,500	1,792,875
	Dollar General Corp.	50,000	962,500
	Ito-Yokado Co., Ltd.	55,000	1,974,212
	Stockmann Oyj ABP, Class B	90,000	2,383,243
	Multiline Retail Total		7,112,830
Specialty Retail – 0.8%
	CarMax, Inc. (a)	100,496	2,647,065
	PETsMART, Inc.	40,000	1,279,200
	Weight Watchers International, Inc. (a)	30,000	1,077,600
	Specialty Retail Total		5,003,865
	CONSUMER DISCRETIONARY TOTAL		62,041,774
CONSUMER STAPLES – 6.2%
Beverages – 0.6%
	Coca-Cola Co.	47,500	1,931,350
	Coca-Cola Femsa, SA de CV, ADR	90,000	1,810,800
	Beverages Total		3,742,150
Food & Staples Retailing – 2.0%
	Albertson’s, Inc.	115,000	2,623,150
	Costco Wholesale Corp.	30,000	1,438,200
	United Natural Foods, Inc. (a)	80,000	2,175,200
	Wal-Mart Stores, Inc.	40,000	2,156,800
	Walgreen Co.	127,500	4,575,975
	Food & Staples Retailing Total		12,969,325
Food Products – 1.4%
	Delta & Pine Land Co.	40,000	1,052,800
	General Mills, Inc.	40,000	1,770,000
	Hain Celestial Group, Inc. (a)	40,000	647,200
	Kellogg Co.	30,000	1,290,000

		Shares	Value ($)*
Common Stocks – (continued)

CONSUMER STAPLES – (continued)

Food Products – (continued)
	Nestle SA, Registered Shares	5,000	1,185,543
	Tyson Foods, Inc.	62,500	906,250
	Unilever NV, N.Y. Registered Shares	40,000	2,331,600
	Food Products Total		9,183,393
Household Products – 0.7%
	Kimberly-Clark Corp.	42,500	2,535,975
	Procter & Gamble Co.	45,000	2,303,100
	Household Products Total		4,839,075
Personal Products – 1.3%
	Gillette Co.	108,050	4,481,914
	L’Oreal SA	32,500	2,222,217
	Natura Cosmeticos SA (a)	37,800	767,916
	NBTY, Inc. (a)	30,000	826,200
	Revlon, Inc., Class A (a)	150,000	364,500
	Personal Products Total		8,662,747
Tobacco – 0.2%
	Altria Group, Inc.	20,000	969,200
	Tobacco Total		969,200
	CONSUMER STAPLES TOTAL		40,365,890
ENERGY – 9.1%
Energy Equipment & Services – 5.5%
	BJ Services Co.	30,000	1,530,000
	Cooper Cameron Corp. (a)	40,000	1,934,000
	Core Laboratories NV (a)	67,500	1,674,000
	GlobalSantaFe Corp.	30,275	893,112
	Halliburton Co.	100,000	3,704,000
	Input/Output, Inc. (a)	325,000	2,271,750
	Rowan Companies, Inc. (a)	65,000	1,659,450
	Schlumberger Ltd.	100,000	6,294,000
	TGS Nopec Geophysical Co., ASA (a)	160,000	3,037,959
	Transocean, Inc. (a)	137,500	4,846,875
	Varco International, Inc. (a)	132,500	3,667,600
	Weatherford International Ltd. (a)	37,500	1,959,750
	Willbros Group, Inc. (a)	145,000	2,141,650
	Energy Equipment & Services Total		35,614,146
Oil & Gas – 3.6%
	Anadarko Petroleum Corp.	30,000	2,023,500
	BP PLC, ADR	62,500	3,640,625
	ConocoPhillips	35,000	2,950,850
	Devon Energy Corp.	40,000	2,958,800

		Shares	Value ($)*
Common Stocks – (continued)

ENERGY – (continued)

Oil & Gas – (continued)
	Exxon Mobil Corp.	57,500	2,830,150
	Forest Oil Corp. (a)	20,000	610,000
	Newfield Exploration Co. (a)	67,500	3,928,500
	Unocal Corp.	37,500	1,565,625
	Valero Energy Corp.	37,500	1,611,375
	Williams Companies, Inc.	125,000	1,563,750
	Oil & Gas Total		23,683,175
	ENERGY TOTAL		59,297,321
FINANCIALS – 11.3%
Capital Markets – 1.8%
	Bank of New York Co., Inc.	75,000	2,434,500
	Charles Schwab Corp.	125,000	1,143,750
	Morgan Stanley	75,000	3,831,750
	Nikko Cordial Corp.	170,000	761,158
	Nomura Holdings, Inc., ADR	125,000	1,521,250
	Piper Jaffray Companies, Inc. (a)	49,950	2,184,314
	Capital Markets Total		11,876,722
Commercial Banks – 2.9%
	Allied Irish Banks PLC, ADR	30,000	1,048,800
	Fifth Third Bancorp	65,000	3,197,350
	HSBC Holdings PLC, ADR	42,500	3,443,775
	Kookmin Bank, ADR (a)	30,000	1,008,900
	Mitsubishi Tokyo Financial Group, Inc., ADR	300,000	2,547,000
	SunTrust Banks, Inc.	32,500	2,287,350
	U.S. Bancorp	72,500	2,074,225
	Wachovia Corp.	25,000	1,230,250
	Zions Bancorporation	30,000	1,985,100
	Commercial Banks Total		18,822,750
Consumer Finance – 0.8%
	American Express Co.	76,700	4,070,469
	MBNA Corp.	50,000	1,281,500
	Consumer Finance Total		5,351,969
Diversified Financial Services – 1.8%
	Citigroup, Inc.	75,783	3,362,492
	GATX Corp.	82,500	2,250,600
	Instinet Group, Inc. (a)	100,000	480,000
	JPMorgan Chase & Co.	147,026	5,675,203
	Diversified Financial Services Total		11,768,295

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)

Insurance – 3.2%
	American International Group, Inc.	52,724	3,200,874
	Berkshire Hathaway, Inc., Class B (a)	2,500	7,010,000
	Chubb Corp.	20,000	1,442,600
	Cincinnati Financial Corp.	31,500	1,315,125
	Everest Re Group Ltd.	20,000	1,587,400
	Hannover Rueckversicherung AG, Registered Shares	75,000	2,450,403
	Marsh & McLennan Companies, Inc.	40,000	1,106,400
	PartnerRe Ltd.	10,000	581,500
	St. Paul Travelers Companies, Inc.	62,510	2,122,840
	Insurance Total		20,817,142
Real Estate – 0.3%
	Mitsubishi Estate Co., Ltd.	100,000	1,057,007
	Post Properties, Inc., REIT	30,000	962,700
	Real Estate Total		2,019,707
Thrifts & Mortgage Finance – 0.5%
	Freddie Mac	42,500	2,830,500
	Thrifts & Mortgage Finance Total		2,830,500
	FINANCIALS TOTAL		73,487,085
HEALTH CARE – 12.6%
Biotechnology – 2.3%
	Abgenix, Inc. (a)	100,000	911,000
	Amgen, Inc. (a)	62,500	3,550,000
	Applera Corp. – Applied Biosystems Group	125,000	2,385,000
	Biogen Idec, Inc. (a)	90,000	5,234,400
	MedImmune, Inc. (a)	100,000	2,842,000
	Biotechnology Total		14,922,400
Health Care Equipment & Supplies – 3.3%
	Alcon, Inc.	42,500	3,026,000
	Baxter International, Inc.	100,000	3,076,000
	Cyberonics, Inc. (a)	100,000	1,877,000
	Cytyc Corp. (a)	60,000	1,565,400
	Guidant Corp.	20,000	1,332,400
	Haemonetics Corp. (a)	62,500	2,053,125
	Hospira, Inc. (a)	100,350	3,202,169
	Medtronic, Inc.	35,000	1,788,850
	Millipore Corp. (a)	30,000	1,379,700
	Zimmer Holdings, Inc. (a)	30,000	2,327,700
	Health Care Equipment & Supplies Total		21,628,344

		Shares	Value ($)*
Common Stocks – (continued)

HEALTH CARE – (continued)

Health Care Providers & Services – 1.9%
	Accredo Health, Inc. (a)	24,000	552,720
	Andrx Corp. (a)	25,000	541,000
	Cardinal Health, Inc.	10,000	467,500
	Health Management Associates, Inc.	50,000	1,033,000
	Laboratory Corp. Of America Holdings (a)	20,000	916,000
	McKesson Corp.	100,000	2,666,000
	Quest Diagnostics, Inc.	45,000	3,939,300
	Tenet Healthcare Corp. (a)	77,500	830,800
	UnitedHealth Group, Inc.	17,500	1,267,000
	Health Care Providers & Services Total		12,213,320
Pharmaceuticals – 5.1%
	Abbott Laboratories	98,500	4,199,055
	Barr Pharmaceuticals, Inc. (a)	20,000	753,000
	Bristol-Myers Squibb Co.	57,000	1,335,510
	Dr. Reddy’s Laboratories Ltd., ADR	12,500	207,250
	Elan Corp. PLC, ADR (a)	142,500	3,676,500
	Eli Lilly & Co.	57,500	3,157,325
	Gedeon Richter Ltd. (Hungary)	20,000	2,362,709
	King Pharmaceuticals, Inc. (a)	55,000	600,050
	Nektar Therapeutics (a)	20,000	288,200
	Novartis AG, ADR	75,000	3,600,750
	Pfizer, Inc.	120,092	3,476,663
	Schering-Plough Corp.	150,000	2,716,500
	Shire Pharmaceuticals Group PLC, ADR	52,500	1,491,000
	Valeant Pharmaceuticals International	100,000	2,400,000
	Wyeth	75,000	2,973,750
	Pharmaceuticals Total		33,238,262
	HEALTH CARE TOTAL		82,002,326
INDUSTRIALS – 11.5%
Aerospace & Defense – 0.2%
	Raytheon Co.	30,000	1,094,400
	Aerospace & Defense Total		1,094,400
Air Freight & Logistics – 0.6%
	United Parcel Service, Inc., Class B	50,000	3,959,000
	Air Freight & Logistics Total		3,959,000

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Airlines – 0.3%
	Alaska Air Group, Inc. (a)	44,300	1,166,862
	AMR Corp. (a)	125,000	965,000
	Airlines Total		2,131,862
Building Products – 0.2%
	TOTO Ltd.	150,000	1,346,054
	Building Products Total		1,346,054
Commercial Services & Supplies – 2.4%
	Allied Waste Industries, Inc. (a)	40,000	326,400
	Avery Dennison Corp.	72,500	4,410,900
	Cendant Corp.	137,500	2,831,125
	Central Parking Corp.	50,000	677,500
	ChoicePoint, Inc. (a)	47,500	1,977,425
	G & K Services, Inc., Class A	52,500	2,062,725
	Ionics, Inc. (a)	47,500	1,353,750
	Waste Management, Inc.	75,000	2,136,000
	Commercial Services & Supplies Total		15,775,825
Construction & Engineering – 0.7%
	Fluor Corp.	30,000	1,393,200
	Insituform Technologies, Inc., Class A (a)	100,000	1,982,000
	Shaw Group, Inc. (a)	82,500	1,005,675
	Construction & Engineering Total		4,380,875
Electrical Equipment – 0.8%
	Emerson Electric Co.	27,500	1,761,375
	Thomas & Betts Corp. (a)	125,000	3,542,500
	Electrical Equipment Total		5,303,875
Industrial Conglomerates – 2.2%
	3M Co.	112,500	8,726,625
	General Electric Co.	112,550	3,840,206
	Siemens AG, ADR	20,000	1,494,800
	Industrial Conglomerates Total		14,061,631
Machinery – 3.0%
	AGCO Corp. (a)	40,000	776,800
	Bucyrus International, Inc., Class A (a)	40,000	1,200,000
	Caterpillar, Inc.	47,500	3,825,650
	Deere & Co.	30,000	1,793,400
	Eaton Corp.	60,000	3,837,000
	Federal Signal Corp.	75,000	1,246,500
	Flowserve Corp. (a)	40,000	863,200
	Joy Global, Inc.	10,000	337,900

		Shares	Value ($)*
Common Stocks – (continued)

INDUSTRIALS – (continued)

Machinery – (continued)
	Kaydon Corp.	62,500	1,850,000
	Pall Corp.	40,000	1,034,400
	Timken Co.	125,000	3,000,000
	Machinery Total		19,764,850
Marine – 0.6%
	A.P. Moller – Maersk	275	2,035,249
	Finnlines Oyj	102,000	1,696,285
	Marine Total		3,731,534
Road & Rail – 0.2%
	Kansas City Southern (a)	60,000	1,017,000
	Road & Rail Total		1,017,000
Trading Companies & Distributors – 0.3%
	Fastenal Co.	41,760	2,306,405
	Trading Companies & Distributors Total		2,306,405
	INDUSTRIALS TOTAL		74,873,311
INFORMATION TECHNOLOGY – 12.8%
Communications Equipment – 2.7%
	3Com Corp. (a)	75,000	310,500
	Cisco Systems, Inc. (a)	125,680	2,414,313
	Motorola, Inc.	75,400	1,301,404
	Nokia Oyj, ADR	175,000	2,698,500
	Packeteer, Inc. (a)	70,000	863,800
	Polycom, Inc. (a)	100,000	2,065,000
	QUALCOMM, Inc.	92,500	3,867,425
	Tandberg ASA	155,700	1,465,940
	Telefonaktiebolaget LM Ericsson, ADR (a)	30,000	867,300
	UTStarcom, Inc. (a)	100,000	1,712,000
	Communications Equipment Total		17,566,182
Computers & Peripherals – 1.3%
	EMC Corp. (a)	101,650	1,308,235
	Hypercom Corp. (a)	225,000	1,458,000
	International Business Machines Corp.	37,500	3,365,625
	SanDisk Corp. (a)	50,000	1,043,500
	Sun Microsystems, Inc. (a)	225,000	1,019,250
	Computers & Peripherals Total		8,194,610
Electronic Equipment & Instruments – 0.6%
	Celestica, Inc.	95,000	1,375,600
	Murata Manufacturing Co. Ltd.	18,000	858,641

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Electronic Equipment & Instruments – (continued)
	Solectron Corp. (a)	100,000	522,000
	Symbol Technologies, Inc.	75,000	1,101,750
	Electronic Equipment & Instruments Total		3,857,991
Internet Software & Services – 0.6%
	Yahoo! Inc. (a)	115,000	4,161,850
	Internet Software & Services Total		4,161,850
IT Services – 2.1%
	Automatic Data Processing, Inc.	50,000	2,169,500
	Convergys Corp. (a)	85,000	1,105,850
	DST Systems, Inc. (a)	100,000	4,485,000
	Electronic Data Systems Corp.	57,600	1,225,152
	First Data Corp.	50,000	2,064,000
	Iron Mountain, Inc. (a)	32,500	1,074,125
	Paychex, Inc.	52,500	1,721,685
	IT Services Total		13,845,312
Office Electronics – 0.1%
	Canon, Inc., ADR	15,000	742,500
	Office Electronics Total		742,500
Semiconductors & Semiconductor Equipment – 3.1%
	Advanced Micro Devices (a)	45,000	756,900
	Analog Devices, Inc.	37,500	1,509,750
	Applied Materials, Inc. (a)	80,000	1,288,000
	FEI Co. (a)	90,000	1,742,400
	Intel Corp.	100,300	2,232,678
	Micron Technology, Inc. (a)	125,575	1,529,503
	Nvidia Corp. (a)	100,000	1,447,000
	Samsung Electronics Co., Ltd., GDR (b)	30,000	5,880,000
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	100,000	757,000
	Teradyne, Inc. (a)	30,000	496,800
	Texas Instruments, Inc.	104,150	2,546,468
	Semiconductors & Semiconductor Equipment Total		20,186,499
Software – 2.3%
	Activision, Inc. (a)	40,000	579,200
	Check Point Software Technologies (a)	75,000	1,696,575
	McAfee Inc (a)	30,000	726,000
	Microsoft Corp.	255,620	7,154,804
	Novell, Inc. (a)	150,000	1,078,500
	Oracle Corp. (a)	124,230	1,572,752

		Shares	Value ($)*
Common Stocks – (continued)

INFORMATION TECHNOLOGY – (continued)

Software – (continued)
	PeopleSoft, Inc. (a)	30,000	623,100
	SAP AG, ADR	30,000	1,279,500
	Software Total		14,710,431
	INFORMATION TECHNOLOGY TOTAL		83,265,375
MATERIALS – 5.6%
Chemicals – 3.1%
	Air Products & Chemicals, Inc.	47,500	2,526,050
	Dow Chemical Co.	50,000	2,247,000
	E.I. du Pont de Nemours & Co.	67,500	2,893,725
	International Flavors & Fragrances, Inc.	72,500	2,831,125
	Millennium Chemicals, Inc. (a)	40,000	859,200
	Potash Corp. of Saskatchewan, Inc.	85,000	5,677,150
	Rohm and Haas Co.	50,000	2,119,500
	Zeon Corp.	125,000	987,106
	Chemicals Total		20,140,856
Construction Materials – 0.2%
	Vulcan Materials Co.	30,000	1,493,400
	Construction Materials Total		1,493,400
Containers & Packaging – 0.2%
	Smurfit-Stone Container Corp. (a)	75,000	1,302,000
	Containers & Packaging Total		1,302,000
Metals & Mining – 1.5%
	Alumina Ltd., ADR	57,500	940,700
	Barrick Gold Corp.	75,000	1,688,250
	Companhia Vale do Rio Doce, ADR	150,000	3,174,000
	Inco Ltd. (a)	57,500	2,035,500
	Placer Dome, Inc.	75,000	1,593,750
	Wolfden Resources, Inc. (a)	50,000	186,882
	Metals & Mining Total		9,619,082
Paper & Forest Products – 0.6%
	Bowater, Inc.	30,000	1,105,200
	Sappi Ltd., ADR	74,600	1,080,954
	Votorantim Celulose e Papel SA, ADR	57,500	1,986,625
	Paper & Forest Products Total		4,172,779
	MATERIALS TOTAL		36,728,117
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.5%
	BellSouth Corp.	10,000	266,700
	Citizens Communications Co.	65,000	871,000

		Shares	Value ($)*
Common Stocks – (continued)

TELECOMMUNICATION SERVICES – (continued)

Diversified Telecommunication Services – (continued)
	Compania Anonima Nacional Telefonos de Venezuela, ADR	112,500	2,587,500
	Philippine Long Distance Telephone Co., ADR	36,800	923,680
	SBC Communications, Inc.	50,000	1,263,000
	Telekomunikasi Indonesia, ADR	100,000	1,907,000
	Verizon Communications, Inc.	50,000	1,955,000
	Diversified Telecommunication Services Total		9,773,880
Wireless Telecommunication Services – 0.7%
	Millicom International Cellular SA (a)	92,500	1,837,975
	Mobile Telesystems, ADR	17,500	2,539,600
	VimpelCom, ADR (a)	5,000	570,000
	Wireless Telecommunication Services Total		4,947,575
	TELECOMMUNICATION SERVICES TOTAL		14,721,455
UTILITIES – 2.3%
Electric Utilities – 1.4%
	Edison International	100,000	3,050,000
	TECO Energy, Inc.	137,500	1,925,000
	TXU Corp.	50,000	3,061,000
	Westar Energy, Inc.	37,000	775,150
	Electric Utilities Total		8,811,150
Gas Utilities – 0.4%
	NiSource, Inc.	125,000	2,681,250
	Gas Utilities Total		2,681,250
Multi-Utilities & Unregulated Power – 0.5%
	Duke Energy Corp.	60,000	1,471,800
	Dynegy, Inc., Class A (a)	100,000	493,000
	Oneok, Inc.	57,500	1,542,150
	Multi-Utilities & Unregulated Power Total		3,506,950
	UTILITIES TOTAL		14,999,350
	Total Common Stocks
	(cost of $441,244,299)		541,782,004

Investment Management Companies – 0.4%
	iShares MSCI Japan Index Fund	225,000	2,234,250
	INVESTMENT MANAGEMENT COMPANIES TOTAL		2,234,250
	Total Investment Management Companies (cost of $1,773,500)		2,234,250

		Shares	Value ($)*
Preferred Stocks – 0.3%

CONSUMER DISCRETIONARY – 0.3%

Media – 0.3%
	News Corp., Ltd., ADR	68,414	2,150,936

	CONSUMER DISCRETIONARY TOTAL		2,150,936

	Total Preferred Stocks (cost of $1,663,106)		2,150,936

		Par ($)
Short-Term Obligation – 15.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.740%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $103,981,683 (repurchase proceeds $101,950,781)	101,936,000	101,936,000

	Total Short-Term Obligation (cost of $101,936,000)		101,936,000

	Total Investments – 99.5% (cost of $546,616,905) (c)(d)		648,103,190

	Other Assets & Liabilities, Net – 0.5%		3,531,368

	Net Assets – 100.0%		651,634,558

Notes to Investment Portfolio:

*                                         Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the value of this security represents 0.9% of net assets.

(c)                                  Cost for federal income tax purposes is $546,616,905.

(d)                                 Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$109,012,106	$(7,525,821)	$101,486,285

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust

CMG ULTRA SHORT TERM BOND FUND

A Portfolio of CMG Fund Trust

SCHEDULE OF INVESTMENTS

October 31, 2004 (Unaudited)

				Principal
				Amount	Value*
U.S. Government & Agency Securities (16.5%)
U.S. Agency Bonds (16.5%)
Federal Home Loan Bank
1.625%		04/15/2005		$1,000,000	$997,632
2.125%		12/15/2004		500,000	500,030
2.500%		11/15/2005		500,000	500,265
2.500%		03/13/2006		1,000,000	999,048
					2,996,975

Federal Home Loan Mortgage Corp. (FHLMC)
	(a)	05/03/2005		1,000,000	988,969
2.810%		02/02/2006		1,000,000	1,003,414
4.000%		05/15/2014		100,000	100,671
4.250%		11/15/2034		1,050,000	1,069,478
					3,162,532

Federal National Mortgage Association (FNMA)
	(a)	04/29/2005		1,000,000	989,459
3.250%		06/28/2006		2,000,000	2,003,514
To Be Announced
5.500%		11/15/2019	(e)	2,000,000	2,070,624
					5,063,597

Total U.S. Government & Agency Securities (Cost of $11,222,845)					11,223,104

Corporate Notes & Bonds (43.3%)
Financials (29.6%)
Allstate Corp.
7.875%		05/01/2005		500,000	513,290
Bank One Corp.
1.950%		02/27/2006	(b)	545,000	545,349
Caterpillar Financial Services Corp.
1.751%		11/14/2005	(b)	400,000	400,208
1.892%		09/08/2006	(b)	1,000,000	1,000,060
CIT Group, Inc.
1.920%		11/04/2005	(b)	2,000,000	2,000,380
1.911%		02/15/2007	(b)	400,000	400,028
6.625%		06/15/2015		448,000	459,294
General Electric Capital Corp.
1.850%		05/12/2006	(b)	1,000,000	1,000,480
5.350%		03/30/2006		500,000	518,480
Genworth Financial, Inc.
2.030%		06/15/2007	(b)	1,100,000	1,096,811
Goldman Sachs Group, Inc.
2.280%		10/27/2006	(b)	1,500,000	1,500,075
Goldman Sachs Group LP
6.625%		12/01/2004	(c)	500,000	501,650
Hewlett-Packard Co.
7.150		06/15/2005		1,500,000	1,542,150
Household Finance Corp.
6.500%		01/24/2006		1,400,000	1,464,680
International Lease Finance Corp.
5.120%		06/01/2005		400,000	406,016
John Deere Capital Corp.
2.030%		05/20/2005	(b)	250,000	250,295
2.300%		07/11/2005	(b)	800,000	800,104
4.125%		07/15/2005		360,000	364,061
JPMorgan Chase & Co., Inc.
6.250%		12/15/2005		500,000	519,090
MBNA America Bank NA
7.750%		09/15/2005	(c)	280,000	291,550
Merrill Lynch & Co.
2.070%		06/06/2006	(b)	700,000	700,434
Morgan Stanley
1.890%		11/24/2006	(b)	1,500,000	1,500,840

Prudential Financial, Inc.
4.104%	11/15/2006		225,000	228,712
SLM Corp.
2.080%	09/15/2006	(b)	1,510,000	1,510,544
Verizon Global Funding Corp.
6.750%	12/01/2005		536,000	559,252
				20,073,833

Industrial (10.9%)
Abbott Laboratories
6.800%	05/15/2005		430,000	439,998
Altria Group, Inc.
6.375%	02/01/2006		200,000	206,092
Coca-Cola Co.
4.000%	06/01/2005		500,000	504,715
CSX Corp.
1.993%	08/03/2006	(b)	500,000	500,000
DaimlerChrysler North America Holding
3.090%	05/24/2006	(b)	600,000	601,320
Eli Lilly & Co.
1.790%	08/24/2007	(b)	500,000	500,010
Ford Motor Credit Co.
6.875%	02/01/2006		250,000	260,310
2.510%	07/18/2005	(b)	250,000	249,910
General Motors Acceptance Corp.
5.750%	11/05/2004		250,000	250,042
Nabisco, Inc.
6.375%	02/01/2005		500,000	504,845
Raytheon Co.
6.500%	07/15/2005		250,000	256,505
Sprint Capital Corp.
7.900%	03/15/2005		300,000	306,117
Target Corp.
7.500%	02/15/2005		560,000	568,154
5.950%	05/15/2006		885,000	927,250
Time Warner, Inc.
5.625%	05/01/2005		275,000	279,150
United Technologies Corp.
6.625%	11/15/2004		300,000	300,444
Vodafone Group PLC
7.625%	02/15/2005		500,000	507,165
Waste Management, Inc.
7.000%	05/15/2005		245,000	250,177
				7,412,204

Utilities (2.8%)
Duke Energy Field Services LLC
7.500%	08/16/2005		300,000	310,149
Kinder Morgan Inc.
6.650%	03/01/2005		250,000	253,207
National Rural Utilities
2.110%	02/07/2005	(b)	690,000	689,952
5.500%	01/15/2005		150,000	150,865
6.650%	10/01/2005		325,000	336,739
Ocean Energy, Inc.
7.625%	07/01/2005		150,000	154,875
				1,895,787
Total Corporate Notes & Bonds (Cost of $29,421,307)				29,381,824

Other Securitized Loans (22.7%)
Asset Backed Securities (20.3%)
Ameriquest Mortgage Securities, Inc.
Series 2003-12 S
5.000%	06/25/2006		13,000,000	583,830
Citibank Credit Card Issuance Trust
Series 2001-A8
4.100%	12/07/2006		860,000	861,634
Series 2003-A2
2.700%	01/15/2008		310,000	310,335

Credit-Based Asset Servicing & Securities
Series 2004-CB4 A1
2.102%	05/25/2035	(b)	154,337	154,357
DaimlerChrysler Auto Trust
Series 2002-C
3.090%	01/08/2008		300,000	302,487
Education Funding Capital Trust
Series 2003-2 A7
1.700%	03/17/2042	(b)	1,000,000	1,000,000
Franklin Auto Trust
Series 2003-2 A4
3.130%	11/15/2011		500,000	499,235
Harley-Davidson Motorcycle Trust
Series 2003-1
2.630%	11/15/2010		275,000	274,112
Long Beach Mortgage Loan Trust
Series 2004-3
4.500%	12/25/2006		7,108,665	405,478
MBNA Credit Card Master Note Trust
Series 2001-A1
5.750%	10/15/2008		439,000	458,979
Nissan Auto Lease Trust
Series 2003-A
2.570%	06/15/2009		750,000	749,101
Onyx Acceptance Auto Trust
Series 2003-D
2.400%	12/15/2007		285,000	284,091
Series 2004-B
3.090%	09/15/2008		500,000	501,450

Providian Gateway Master Trust
Series 2004-DA A
3.350%	09/15/2011	(c)	1,500,000	1,493,437
Residential Asset Mortgage Products, Inc.
Series 2003-RS7
2.920%	07/25/2022		475,000	474,031
Series 2004-RZ3 AI1
2.020%	04/25/2024	(b)	733,150	733,260
Series 2004-RZ3 AI2
3.420%	10/25/2027		1,237,000	1,237,198
Series 2004-RS8 AI2
3.810%	01/25/2026		700,000	701,260
Triad Auto Receivables Owner Trust
Series 2004-A
1.410%	09/12/2007	(b)	242,504	241,493
UPFC Auto Receivables Trust
Series 2004-A A1
1.939%	09/15/2005		1,194,593	1,194,456
USAA Auto Owner Trust
Series 2002-1
2.930%	07/16/2007		300,000	299,943
Volkswagen Auto Loan Enhanced Trust
Series 2003-2
2.270%	10/22/2007		203,000	202,350
WFS Financial Owner Trust
Series 2003-2
1.760%	01/21/2008		326,758	325,290
Series 2004-2
2.850%	09/22/2008		500,000	500,340
				13,788,147

Collateralized Mortgage Obligations (2.4%)
Countrywide Home Loan
1.870%	02/17/2006	(b)	400,000	399,824
2.280%	06/02/2006	(b)	680,000	683,305
3.500%	12/19/2005		500,000	505,080
				1,588,209

Total Other Securitized Loans (Cost of $15,554,063)				15,376,356

Variable Rate Demand Notes (d) (8.7%)
CA El Dorado District
Certificates of Participation
Series 2004 B
2.950%	03/01/2034		500,000	502,935
DE Access Group, Inc.
Series 2000 A-B
2.060%	02/01/2035		1,000,000	1,000,000
Education Loans, Inc.
2.000%	12/01/2036		1,000,000	1,000,000
FL Educational Loan Marketing Corp.
Series 2003 A-3
1.970%	12/01/2036		500,000	500,000
IL Midwestern University Education Loan Revenue
Series A
1.990%	10/01/2037	(b)	1,000,000	1,000,000
MD State Health & Higher Educational Faciliites Authority
Series 2004 C
1.940%	07/01/2029		500,000	500,000
MO Higher Education Loan Authority
Series 1995 D
1.980%	02/15/2025		500,000	500,000
OH Knowledge Works Foundation Student Loan Revenue
Series 2000 A-3
2.020%	11/01/2035		400,000	400,000
OK State Student Loan Authority
Series 2000 A-1
1.900%	06/01/2030		500,000	500,000
				5,902,935
Total Variable Rate Demand Notes (Cost of $5,900,000)				5,902,935

Short-Term Obligations (13.7%)
U.S. Government & Agency Securities (6.1%)
Federal Home Loan Mortgage Corp. Discount Note
(a)	02/15/2005		1,000,000	994,641
U.S. Treasury Notes
1.500%	07/30/2005		1,400,000	1,393,218
1.625%	04/30/2005		1,750,000	1,745,898
				4,133,757
Commercial Paper (1.2%)
Merrill Lynch & Co., Inc.
2.140%	05/22/2006	(b)	800,000	804,971

Repurchase agreement (6.4%)
Repurchase agreement with State Street Bank & Trust Co., dated 10/29/04, due 11/01/04 at 1.750%, collateralized by a U.S. Treasury Bond maturing 11/15/11, market value of $4,417,840 (repurchase proceeds $4,326,631)			4,326,000	4,326,000

Total Short-Term Obligations (Cost of $9,282,335)				9,264,728

Total Investments (104.9%) (Cost of $71,666,895) (f)(g)				71,148,947

Other Assets & Liabilities, Net (-4.9%)				(3,314,168)

Net Assets (100.0%)				$67,834,779

Notes to Schedule of Investments:

*Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)          Zero coupon bond.

(b)         Variable rate security. The interest rate shown reflects the rate as of October 31, 2004.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to $2,286,637 which represents 3.4% of net assets.

(d)         Variable rate demand note.  This security is payable upon demand and is secured by letters of of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of October 31, 2004.

(e)          This security has been purchased on a delayed delivery basis

(f)            Cost for federal income tax purposes is $71,666,895.

(g)         Unrealized appreciation and depreciation at October 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$29,210	$(547,158)	$(517,948)

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CMG Fund Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 27, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 27, 2004